Putnam Diversified Income Trust
The fund's portfolio
6/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (50.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.9%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$177,865	$207,251
5.50%, with due dates from 4/20/49 to 5/20/49	2,866,527	3,123,301
5.00%, with due dates from 5/20/49 to 6/20/49(FWC)	10,405,329	11,088,324
4.50%, TBA, 7/1/49	62,000,000	64,630,158
4.50%, with due dates from 11/20/48 to 6/20/49(FWC)	23,435,710	24,785,420
4.00%, TBA, 7/1/49	40,000,000	41,468,752
4.00%, 10/20/45	16,771,075	17,755,356

		163,058,562
U.S. Government Agency Mortgage Obligations (46.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 4/1/49	865,841	933,584
4.50%, 1/1/49	798,660	852,485
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 12/1/48 to 5/1/49	6,432,506	6,932,148
4.50%, 5/1/49	1,138,377	1,210,294
3.00%, 3/1/30(i)	1,286,295	1,317,540
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/49	23,000,000	24,536,329
5.50%, TBA, 7/1/49	23,000,000	24,523,750
4.50%, TBA, 7/1/49	35,000,000	36,572,267
4.00%, TBA, 8/1/49	228,000,000	235,641,557
4.00%, TBA, 7/1/49	367,000,000	379,300,225
3.50%, TBA, 8/1/49	462,000,000	472,232,561
3.50%, TBA, 7/1/49	462,000,000	472,358,918
3.00%, TBA, 7/1/49	92,000,000	92,783,435
2.50%, TBA, 8/1/49	98,000,000	97,188,442
2.50%, TBA, 7/1/49	98,000,000	97,326,250

		1,943,709,785

Total U.S. government and agency mortgage obligations (cost $2,101,293,025)		$2,106,768,347

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 1/31/24(i)	$6,396,000	$6,594,916
2.125%, 9/30/21(i)	262,000	265,595
2.00%, 8/15/25(i)	1,872,000	1,903,693
2.00%, 10/31/21(i)	360,000	363,380
1.75%, 1/31/23(i)	289,000	291,306
1.625%, 7/31/20(i)	428,000	429,464
1.50%, 3/31/23(i)	1,217,000	1,211,524
1.375%, 1/31/20(i)	546,000	546,894

Total U.S. treasury obligations (cost $11,606,772)		$11,606,772

MORTGAGE-BACKED SECURITIES (36.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (18.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.159%, 4/15/37	$174,739	$278,154
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.554%, 11/25/28	2,950,000	3,302,016
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.154%, 10/25/24	876,121	951,234
Ser. 4509, Class CI, IO, 6.00%, 9/15/45	21,713,588	5,332,640
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	10,683,642	1,667,246
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	7,770,428	1,328,813
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	10,034,877	1,562,651
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	12,558,896	1,808,278
IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.106%, 9/15/41	14,486,179	2,416,063
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	29,302,599	4,034,968
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	32,219,037	3,895,898
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	28,969,081	2,707,769
Ser. 4020, Class IA, IO, 4.00%, 3/15/27	8,421,517	718,692
IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.806%, 11/15/47	26,323,313	4,606,579
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.706%, 4/15/47	14,427,246	2,990,778
IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.706%, 1/15/35	45,841,154	6,649,104
IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.556%, 3/15/44	12,680,776	2,237,847
IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.556%, 8/15/43	11,956,517	2,231,806
Ser. 4484, Class TI, IO, 3.50%, 11/15/44	14,441,917	1,611,313
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	5,966,553	493,046
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	21,381,870	761,729
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	31,000,945	4,134,373
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	19,642,629	1,554,636
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	10,794,928	484,908
FRB Ser. 57, Class 1AX, IO, 0.374%, 7/25/43(WAC)	9,125,868	91,259
Ser. 3314, PO, zero %, 11/15/36	11,229	11,098
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	31,675	25,513
Ser. 1208, Class F, PO, zero %, 2/15/22	3,863	3,709
Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.204%, 3/25/25	842,368	873,047
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.751%, 3/25/36	497,936	801,592
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.143%, 11/25/34	120,387	140,996
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%, 7/25/25	824,891	881,588
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.954%, 2/25/25	3,252,684	3,432,759
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	1,925,689	2,019,780
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	17,109,463	3,730,686
Ser. 15-69, IO, 6.00%, 9/25/45	19,999,223	4,916,729
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	29,368,311	6,671,805
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	54,227,237	10,668,667
Ser. 15-30, IO, 5.50%, 5/25/45	2,329,019	486,253
Ser. 399, Class 2, IO, 5.50%, 11/25/39	29,996	6,390
Ser. 374, Class 6, IO, 5.50%, 8/25/36	1,223,478	231,051
Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	19,059,200	3,682,237
Ser. 378, Class 19, IO, 5.00%, 6/25/35	1,358,339	246,596
Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	40,724,650	7,500,544
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	8,151,145	1,729,974
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	9,631,815	776,815
Ser. 404, Class 2, IO, 4.50%, 5/25/40	113,411	22,004
Ser. 366, Class 22, IO, 4.50%, 10/25/35	68,778	1,343
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.046%, 4/25/42	7,706,784	1,243,328
Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	28,199,110	3,630,635
Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	18,574,655	2,351,365
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	11,056,878	1,226,201
Ser. 15-83, IO, 4.00%, 10/25/43	3,383,008	494,765
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	18,654,266	2,483,443
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	14,119,119	1,167,134
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	7,322,202	888,842
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	8,541,587	1,050,684
Ser. 405, Class 2, IO, 4.00%, 10/25/40	130,974	26,342
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.996%, 4/25/40	10,064,131	1,887,025
IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.796%, 6/25/45	4,145,788	706,612
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.746%, 10/25/41	11,241,808	799,293
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 12/25/48	2,066,706	298,381
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 12/25/46	59,813,681	10,018,791
IFB Ser. 16-82, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 11/25/46	76,189,858	12,656,461
IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 9/25/46	41,865,060	6,916,945
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.546%, 2/25/43	41,070,878	8,368,191
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	45,259,830	6,243,594
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	29,172,228	3,266,902
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	6,882,249	506,829
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	21,561,689	1,989,497
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	20,873,716	2,327,628
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	26,425,849	2,941,409
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.496%, 10/25/41	27,073,991	3,925,729
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	36,618,233	3,268,946
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	10,029,250	518,252
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	8,273,090	450,900
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	23,510,540	1,153,404
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	17,054,791	1,248,547
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	11,744,056	453,406
FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	159,474	685
FRB Ser. 02-W8, Class 1, IO, 0.306%, 6/25/42(WAC)	6,202,637	50,155
Ser. 99-51, Class N, PO, zero %, 9/17/29	35,115	32,043
Federal National Mortgage Association IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.696%, 3/25/49	56,355,344	10,358,755
Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	16,693	2,028
Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	4,104,944	87,230
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	17,795,683	4,584,219
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	7,382,339	1,634,291
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	10,148,823	1,928,276
Ser. 18-37, IO, 5.00%, 3/20/48	23,335,325	4,142,021
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	11,946,454	2,493,822
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	9,817,194	2,014,488
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	18,456,570	3,824,570
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	20,499,765	2,583,995
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	31,292,781	6,425,378
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	4,090,952	840,363
Ser. 14-132, IO, 5.00%, 9/20/44	12,394,912	2,495,344
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	12,988,389	2,372,548
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	4,854,786	1,030,642
Ser. 12-146, IO, 5.00%, 12/20/42	8,691,010	1,830,501
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	35,202,623	7,299,905
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	11,097,150	2,326,874
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	53,648,467	11,384,580
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	33,200,412	6,876,137
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,426,047	493,341
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	16,948,455	3,445,282
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	15,116,820	2,914,530
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	5,836,651	969,537
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	16,298,917	3,129,799
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	9,194,489	964,686
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	21,451,342	3,961,269
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	13,433,746	2,669,958
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	14,632,583	2,776,763
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	12,649,926	1,450,431
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	3,149,154	392,038
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	17,801,234	3,313,626
Ser. 13-167, IO, 4.50%, 9/20/40	6,183,272	1,228,050
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	8,704,346	1,518,358
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	24,897,882	4,613,114
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	17,842,693	3,729,659
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	13,320,127	2,534,034
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	17,497,074	2,483,185
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 4.367%, 1/20/43	41,370,158	8,357,856
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 4.197%, 6/20/40	2,095,221	404,187
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	19,638,215	3,073,577
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	40,308,926	4,654,564
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	24,049,900	3,437,211
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	9,000,423	1,015,766
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	12,669,768	2,469,465
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	11,207,141	1,941,794
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	10,696,392	892,870
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	7,374,443	1,227,652
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	8,161,413	1,437,469
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	4,364,692	656,515
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	13,510,752	2,212,385
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	4,920,395	891,518
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	16,018,428	2,049,485
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.867%, 8/20/48	60,728,246	7,970,582
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.867%, 7/20/48	40,630,059	5,586,633
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.817%, 8/20/48	56,099,626	8,675,471
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.817%, 7/20/48	45,141,832	6,955,950
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.817%, 6/20/48	35,137,187	4,787,442
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.817%, 5/20/48	36,731,871	4,912,888
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.817%, 10/20/43	44,773,028	7,944,078
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.767%, 9/20/43	8,002,544	1,405,406
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.767%, 3/20/43	3,328,894	347,869
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.767%, 5/20/41	33,667,138	5,886,049
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.767%, 2/20/40	8,769,418	1,510,269
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.717%, 10/20/45	26,805,191	5,012,667
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.717%, 4/20/44	9,769,461	1,658,073
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.717%, 4/20/44	14,513,340	2,469,474
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.717%, 3/20/44	15,734,400	2,671,543
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.717%, 1/20/44	28,255,944	4,999,779
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.717%, 12/20/43	10,399,359	1,946,271
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.706%, 7/16/43	8,848,404	1,471,135
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.639%, 6/20/49	13,267,000	1,840,796
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	18,511,076	1,982,279
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	14,696,460	1,418,356
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	37,188,042	2,452,254
Ser. 16-79, IO, 3.50%, 6/20/46	26,324,477	3,003,623
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	26,734,672	3,120,110
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	42,020,282	4,727,282
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	46,183,457	5,813,875
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	9,388,589	779,864
Ser. 13-76, IO, 3.50%, 5/20/43	26,797,177	3,958,211
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	20,821,191	2,548,515
Ser. 13-28, IO, 3.50%, 2/20/43	7,344,303	995,741
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	17,009,727	2,296,313
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	16,224,225	2,139,813
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	11,507,011	1,477,616
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	30,495,000	5,312,973
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	22,989,777	3,904,253
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	8,979,517	515,865
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	15,076,170	1,220,416
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	20,169,236	2,075,334
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	23,935,977	1,525,918
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	29,332,721	3,125,782
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	20,386,552	1,546,320
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	24,377,789	2,346,345
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	14,990,360	936,897
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	7,992,371	522,937
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.217%, 8/20/44	25,407,655	3,779,388
Ser. 17-H05, Class CI, IO, 2.609%, 2/20/67(WAC)	33,936,500	4,420,806
Ser. 17-H03, Class EI, IO, 2.421%, 1/20/67(WAC)	29,503,113	4,425,467
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68(WAC)	65,695,618	8,848,379
Ser. 18-H02, Class EI, IO, 2.411%, 1/20/68(WAC)	89,416,089	11,903,517
Ser. 18-H02, Class HI, IO, 2.394%, 1/20/68(WAC)	74,659,275	10,218,988
Ser. 17-H11, Class TI, IO, 2.392%, 4/20/67(WAC)	33,859,011	4,141,465
Ser. 18-H03, Class XI, IO, 2.383%, 2/20/68(WAC)	107,061,533	14,164,240
Ser. 16-H04, Class HI, IO, 2.375%, 7/20/65(WAC)	59,909,226	5,194,130
Ser. 17-H16, Class JI, IO, 2.367%, 8/20/67(WAC)	44,591,528	6,354,293
Ser. 17-H12, Class QI, IO, 2.363%, 5/20/67(WAC)	55,405,128	6,359,289
Ser. 18-H05, Class BI, IO, 2.362%, 2/20/68(WAC)	85,620,766	11,425,021
Ser. 17-H06, Class BI, IO, 2.361%, 2/20/67(WAC)	60,850,329	6,997,788
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67(WAC)	25,669,810	3,162,623
Ser. 18-H04, IO, 2.328%, 2/20/68(WAC)	54,344,687	6,804,715
Ser. 16-H22, Class AI, IO, 2.313%, 10/20/66(WAC)	49,934,978	5,486,656
Ser. 17-H06, Class MI, IO, 2.304%, 2/20/67(WAC)	49,881,386	5,612,155
Ser. 17-H16, IO, 2.278%, 8/20/67(WAC)	41,945,850	5,341,553
Ser. 16-H23, Class NI, IO, 2.254%, 10/20/66(WAC)	114,116,736	12,860,956
Ser. 18-H01, Class XI, IO, 2.248%, 1/20/68(WAC)	44,345,301	6,873,522
Ser. 16-H16, Class EI, IO, 2.231%, 6/20/66(WAC)	43,099,184	4,715,050
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67(WAC)	64,023,258	7,093,777
Ser. 17-H18, Class FI, IO, 2.198%, 9/20/67(WAC)	45,458,497	6,705,128
Ser. 16-H24, Class JI, IO, 2.19%, 11/20/66(WAC)	24,478,822	3,029,254
Ser. 16-H27, Class EI, IO, 2.176%, 12/20/66(WAC)	42,403,608	4,091,567
Ser. 17-H20, Class HI, IO, 2.123%, 10/20/67(WAC)	42,560,293	5,798,840
Ser. 18-H01, IO, 2.111%, 12/20/67(WAC)	30,249,164	4,013,550
Ser. 15-H10, Class BI, IO, 2.052%, 4/20/65(WAC)	37,469,840	3,466,747
Ser. 16-H17, Class KI, IO, 1.999%, 7/20/66(WAC)	29,195,553	3,211,510
Ser. 15-H15, Class BI, IO, 1.998%, 6/20/65(WAC)	73,970,629	7,205,109
Ser. 15-H18, Class BI, IO, 1.97%, 7/20/65(WAC)	44,262,464	4,151,819
Ser. 17-H11, Class DI, IO, 1.927%, 5/20/67(WAC)	33,378,531	3,755,085
Ser. 15-H20, Class BI, IO, 1.903%, 8/20/65(WAC)	49,474,514	4,467,549
Ser. 15-H24, Class AI, IO, 1.889%, 9/20/65(WAC)	38,161,824	3,562,979
Ser. 17-H09, IO, 1.862%, 4/20/67(WAC)	48,689,577	4,703,705
Ser. 17-H10, Class MI, IO, 1.862%, 4/20/67(WAC)	99,413,323	9,364,735
Ser. 15-H23, Class DI, IO, 1.861%, 9/20/65(WAC)	38,426,951	3,518,756
Ser. 15-H12, Class AI, IO, 1.86%, 5/20/65(WAC)	84,606,598	7,111,777
Ser. 15-H15, Class AI, IO, 1.826%, 6/20/65(WAC)	47,196,253	4,257,102
FRB Ser. 15-H08, Class CI, IO, 1.793%, 3/20/65(WAC)	64,122,633	5,334,490
Ser. 17-H06, Class DI, IO, 1.778%, 2/20/67(WAC)	35,447,605	3,020,136
Ser. 16-H08, Class AI, IO, 1.771%, 8/20/65(WAC)	52,919,145	4,006,086
Ser. 15-H23, Class BI, IO, 1.738%, 9/20/65(WAC)	73,505,806	6,049,527
Ser. 15-H03, Class CI, IO, 1.719%, 1/20/65(WAC)	71,332,764	5,725,168
Ser. 14-H25, Class BI, IO, 1.689%, 12/20/64(WAC)	50,230,491	3,733,030
Ser. 16-H14, IO, 1.684%, 6/20/66(WAC)	51,975,007	3,645,527
Ser. 16-H12, Class AI, IO, 1.653%, 7/20/65(WAC)	54,945,735	4,268,735
Ser. 16-H18, IO, 1.652%, 8/20/66(WAC)	56,687,031	4,041,786
Ser. 16-H06, Class CI, IO, 1.631%, 2/20/66(WAC)	45,296,568	2,990,841
Ser. 15-H01, Class BI, IO, 1.566%, 1/20/65(WAC)	40,369,713	2,597,993
Ser. 17-H03, Class HI, IO, 1.559%, 1/20/67(WAC)	80,453,517	6,034,014
Ser. 14-H06, Class BI, IO, 1.485%, 2/20/64(WAC)	46,826,500	2,155,939
Ser. 12-H29, Class AI, IO, 1.469%, 10/20/62(WAC)	28,694,748	898,518
Ser. 12-H29, Class FI, IO, 1.469%, 10/20/62(WAC)	28,694,748	898,518
Ser. 18-H15, Class EI, IO, 1.39%, 8/20/68(WAC)	86,566,428	8,829,775
Ser. 06-36, Class OD, PO, zero %, 7/16/36	9,294	7,966

		785,787,587
Commercial mortgage-backed securities (6.5%)
Banc of America Commercial Mortgage Trust FRB Ser. 05-1, Class B, 5.687%, 11/10/42(WAC)	5,813,761	5,257,849
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	26,630,148	266
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.687%, 11/10/42(WAC)	8,629,000	3,922,398
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	9,775,000	8,699,750
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	4,190,000	4,197,249
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	4,945,000	5,126,012
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	4,803,241	4,827,257
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.809%, 3/11/39 (In default)(NON)(WAC)	4,245,894	536,129
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	4,680,000	2,644,091
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	8,283,415	83
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.939%, 12/15/47(WAC)	13,980,000	14,033,628
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.015%, 5/10/47(WAC)	226,000	210,180
FRB Ser. 12-CR3, Class E, 4.911%, 10/15/45(WAC)	6,575,000	5,939,723
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45(WAC)	5,143,000	4,709,810
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	8,784,239
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.089%, 12/15/39(WAC)	9,543,190	45,597
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	10,781,406	6,012,791
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	168,163	168,163
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	1,059,856	1,076,147
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.936%, 4/15/50(WAC)	7,117,000	6,737,158
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.59%, 7/10/39(WAC)	2,584,098	258
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	252,248	258,516
FRB Ser. 14-GC24, Class D, 4.671%, 9/10/47(WAC)	16,810,000	15,167,395
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.978%, 2/15/47(WAC)	8,615,000	8,030,714
FRB Ser. 14-C18, Class E, 4.478%, 2/15/47(WAC)	7,852,000	6,512,795
FRB Ser. 14-C25, Class D, 4.092%, 11/15/47(WAC)	12,091,000	10,529,387
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	10,976,302
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	316,000	280,979
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C8, Class E, 4.805%, 10/15/45(WAC)	1,151,999	1,133,599
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	11,268,785
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.273%, 4/20/48(WAC)	9,081,000	8,573,100
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.219%, 12/15/49(WAC)	1,089,862	1,396
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46(WAC)	650,000	341,250
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	254,000	211,853
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	7,054,130
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	6,389,429	1,754,921
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	4,134,772	3,767,811
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.288%, 1/11/43(WAC)	4,224,356	4,304,196
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	7,066,000	5,936,076
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	1,590,000	159
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	4,414,162	368,132
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	5,000,241
Ser. 13-C6, Class E, 3.50%, 4/10/46	19,613,000	15,624,677
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.123%, 5/15/46(WAC)	9,701,478	97
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.421%, 7/15/46(WAC)	14,132,111	13,088,925
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	9,071,533
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	5,230,320
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	5,985,000	5,381,963
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46(WAC)	22,811,996	18,539,741
FRB Ser. 12-C10, Class D, 4.586%, 12/15/45(WAC)	21,408,000	18,145,723
Ser. 13-C12, Class E, 3.50%, 3/15/48	3,747,000	3,140,383

		272,623,877
Residential mortgage-backed securities (non-agency) (10.9%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 4.301%, 11/27/36(WAC)	10,644,393	8,941,290
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.496%, 9/25/35(WAC)	3,070,672	2,899,338
FRB Ser. 05-8, Class 21A1, 4.466%, 10/25/35(WAC)	116,114	107,981
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.634%, 9/25/46	6,171,061	6,205,681
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 7.154%, 10/25/27 (Bermuda)	2,376,000	2,517,075
FRB Ser. 18-2A, Class B1, (1 Month US LIBOR + 2.65%), 5.054%, 8/25/28 (Bermuda)	730,000	742,410
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.584%, 11/25/47	4,216,899	3,579,772
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.754%, 3/25/37	10,634,607	9,278,405
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 2.584%, 3/25/37	1,467,556	1,260,815
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.464%, 8/25/46	4,925,300	4,615,625
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.444%, 6/25/46	10,845,535	9,925,640
FRB Ser. 06-OA7, Class 1A1, 3.081%, 6/25/46(WAC)	3,102,306	2,730,029
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.754%, 9/25/35	10,563,770	10,021,748
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.744%, 2/25/37	5,512,331	2,863,687
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.713%, 11/20/35	23,307,885	22,229,026
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	4,026,126	3,663,774
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	6,531,341	6,041,491
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	13,461,916	11,879,750
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.594%, 12/25/36	11,092,491	6,647,353
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.904%, 5/25/28	6,328,880	8,410,364
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.404%, 7/25/28	761,233	1,015,945
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.754%, 4/25/28	10,388,556	13,594,705
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.954%, 12/25/27	8,544,798	10,414,790
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.554%, 10/25/29	5,310,000	5,863,850
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.354%, 7/25/29	3,062,000	3,416,111
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.254%, 3/25/29	3,145,000	3,417,278
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.954%, 8/25/29	1,528,000	1,615,764
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.654%, 7/25/29	410,000	433,103
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.554%, 7/25/30	1,547,000	1,540,595
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.704%, 9/25/30	6,320,000	6,318,361
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.754%, 3/25/49	880,000	915,956
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.104%, 12/25/30	6,635,000	6,777,694
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	540,000	550,053
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.854%, 3/25/49	2,678,000	2,714,635
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	4,880,658
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 4.554%, 12/25/30	198,000	198,516
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.654%, 9/25/28	13,948,153	20,299,872
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.154%, 10/25/28	7,708,583	11,014,543
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.154%, 8/25/28	5,457,455	7,845,535
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.154%, 1/25/29	444,871	588,371
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.304%, 10/25/28	8,180,299	8,984,885
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.104%, 4/25/28	19,966,512	22,091,987
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.904%, 9/25/29	18,272,300	20,562,075
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.704%, 10/25/28	2,494,000	2,780,621
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.404%, 7/25/25	12,495,513	13,572,549
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.254%, 10/25/29	5,517,000	6,212,336
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.854%, 1/25/29	722,793	770,366
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.754%, 5/25/29	3,827,795	4,082,715
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.704%, 2/25/25	215,450	229,411
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 6.654%, 1/25/31	425,000	447,713
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 4/25/29	501,000	542,150
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2B1, (1 Month US LIBOR + 4.00%), 6.404%, 8/25/30	2,208,000	2,284,145
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.404%, 5/28/30	1,626,000	1,725,409
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	699,821	744,059
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 6.154%, 10/25/30	500,000	513,959
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.054%, 9/25/29	1,640,000	1,744,639
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.004%, 1/25/30	3,517,000	3,658,700
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.954%, 7/25/30	8,029,000	8,222,009
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.954%, 7/25/29	8,093,000	8,551,743
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.204%, 2/25/30	5,574,900	5,705,152
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 5.054%, 2/25/30	4,510,000	4,620,974
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.954%, 12/25/30	2,690,000	2,735,547
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.754%, 1/25/31	2,162,000	2,181,071
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.654%, 7/25/30	82,000	82,638
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.604%, 8/25/30	2,366,000	2,375,881
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.504%, 3/25/31	1,094,000	1,087,650
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 8.154%, 7/25/29	4,310,000	5,113,456
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 0.00%), 7.654%, 6/25/39	820,000	836,751
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.854%, 7/25/31	800,000	809,231
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.704%, 8/25/31	140,000	141,366
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.584%, 5/25/36	11,448,235	4,954,242
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.714%, 5/25/37	7,361,689	5,405,646
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.91%, 5/19/35	21,486,366	13,628,193
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.604%, 6/25/37	5,499,021	3,281,734
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	5,340,000	5,202,228
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.246%, 2/26/37	262,858	234,679
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.404%, 4/25/27 (Bermuda)	3,546,594	3,666,291
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.254%, 7/25/28 (Bermuda)	17,300,000	17,558,947
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.104%, 3/25/28 (Bermuda)	6,240,000	6,273,150
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.614%, 8/25/36	12,257,108	11,215,254
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.181%, 12/25/35(WAC)	7,230,214	7,236,404
FRB Ser. 05-AR10, Class 1A3, 4.10%, 9/25/35(WAC)	5,149,064	5,223,612
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.894%, 10/25/45	3,161,597	3,144,893
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.804%, 12/25/45	2,637,241	2,577,863
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.208%, 4/25/36(WAC)	3,313,488	3,379,758
FRB Ser. 06-AR2, Class 1A1, 4.949%, 3/25/36(WAC)	3,358,062	3,374,628

		457,746,299

Total mortgage-backed securities (cost $1,540,137,446)		$1,516,157,763

CORPORATE BONDS AND NOTES (20.9%)(a)
		Principal amount	Value
Basic materials (2.5%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$2,845,000	$3,048,560
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		692,000	711,030
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		1,865,000	1,920,950
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		1,881,000	1,953,889
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		1,320,000	1,306,800
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		915,000	951,600
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		915,000	934,444
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		3,316,000	3,483,624
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,105,000	3,147,694
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		4,267,000	4,352,340
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		2,441,000	2,515,866
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		455,000	480,025
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		2,010,000	2,011,005
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		1,380,000	1,331,700
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		2,000,000	2,060,000
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		800,000	837,000
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,675,000	1,733,625
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		1,147,000	1,092,518
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,764,000	1,843,380
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		201,000	199,995
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		4,279,000	4,086,445
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		1,400,000	1,438,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		690,000	655,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		1,095,000	1,015,613
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		1,902,000	2,001,855
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,134,000	1,037,610
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		5,066,000	5,141,990
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		2,337,000	2,412,953
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		2,825,000	2,740,250
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		1,910,000	1,900,450
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		857,000	906,278
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		2,158,000	2,193,068
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		635,000	658,813
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,601,000	1,657,035
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,190,000	1,184,050
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		470,000	499,375
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		3,460,000	3,364,851
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		1,425,000	1,442,813
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		5,660,000	5,914,700
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,824,000	2,862,830
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		4,131,000	4,802,288
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		1,365,000	1,402,538
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes Ser. REGS, 6.50%, 10/1/26 (Netherlands)	EUR	400,000	458,253
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		$877,000	914,273
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		280,000	278,600
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,985,000	2,056,956
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		1,557,000	1,584,248
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		2,765,000	2,876,441
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		2,090,000	2,181,236
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		1,312,000	1,335,100
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		2,556,000	2,613,510
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		750,000	727,500
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		2,351,000	2,445,040
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		860,000	876,125
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,381,000	2,565,528

			106,148,660
Capital goods (1.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		3,649,000	3,621,633
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		1,375,000	1,433,438
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		1,568,000	1,620,267
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		2,010,000	2,054,824
Berry Global, Inc. 144A notes 4.50%, 2/15/26		1,990,000	1,960,150
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		848,000	922,200
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		2,134,000	2,219,360
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		735,000	749,700
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		1,290,000	1,311,092
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		1,965,000	2,019,038
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		2,765,000	3,179,750
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		2,215,000	2,215,000
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		2,685,000	2,842,744
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		1,367,000	1,399,466
Nordex SE sr. unsec. notes Ser. REGS, 6.50%, 2/1/23 (Germany)	EUR	1,200,000	1,369,733
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	1,200,000	1,298,737
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$1,865,000	1,934,938
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		1,963,000	2,039,067
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,820,000	1,874,600
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		3,565,000	3,609,563
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		1,390,000	1,445,600
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		4,275,000	4,249,820
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		3,088,000	3,253,980
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		1,791,000	1,849,208
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,360,000	1,224,000
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		3,455,000	3,480,913
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		5,654,000	5,950,836

			61,129,657
Communication services (2.5%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		1,050,000	1,076,250
Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		670,000	673,417
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		2,470,000	2,541,013
Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	1,185,000	1,337,937
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$1,099,000	1,116,859
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		5,695,000	5,960,102
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		2,520,000	2,633,400
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29(FWC)		5,580,000	5,761,351
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.875%, 5/1/27		315,000	332,325
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		1,527,000	1,601,442
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		4,282,000	4,371,652
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		4,675,000	4,381,457
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		755,000	656,850
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,965,000	2,041,144
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		2,060,000	2,199,050
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		568,000	568,000
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		3,200,000	3,512,960
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		1,728,000	1,728,000
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		2,955,000	1,676,963
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		2,303,000	2,179,214
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		2,822,000	3,025,099
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		665,000	704,069
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		1,475,000	914,500
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		1,309,000	1,269,730
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		1,385,000	1,225,725
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		1,590,000	1,609,811
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		4,625,000	4,786,875
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		2,032,000	2,088,489
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		6,186,000	6,719,543
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		3,845,000	4,085,313
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		835,313	835,530
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,740,000	3,883,990
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		1,889,000	1,931,503
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		2,880,000	3,081,600
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		555,000	567,488
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		1,760,000	1,810,777
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		730,000	747,337
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	3,640,500	4,598,538
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		$3,535,000	3,702,913
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,073,000	2,163,694
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4.50%, 1/15/25 (United Kingdom)	EUR	3,165,000	3,735,933
Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	600,000	788,867
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	1,350,000	1,764,564
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		$1,075,000	1,093,501

			103,484,775
Consumer cyclicals (3.4%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		1,389,000	1,236,210
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		580,000	604,650
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		1,509,000	1,561,815
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		2,420,000	2,544,025
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		1,335,000	1,360,031
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		6,000	6,090
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		2,061,000	2,086,763
Cirsa Finance International SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)		1,130,000	1,194,975
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		3,103,000	3,161,182
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		1,389,000	1,288,298
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		2,790,000	2,798,719
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		385,000	420,613
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,394,000	1,456,730
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,838,000	1,911,520
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		1,660,000	1,749,225
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		1,940,000	1,994,320
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,795,000	4,117,575
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		1,375,000	1,427,525
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,250,000	3,358,713
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		2,831,000	2,924,990
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		1,540,053	1,634,381
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		3,062,593	3,208,128
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,085,000	1,184,006
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,345,000	1,442,513
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		450,000	464,625
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		820,000	821,025
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		2,840,000	2,815,151
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		3,634,000	3,732,845
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		1,361,000	367,470
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,050,000	1,015,875
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		1,200,000	1,177,500
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,029,000	1,128,042
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		1,817,000	1,862,425
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		1,810,000	1,902,762
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		2,091,000	2,151,116
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		3,192,000	3,347,611
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		1,798,000	1,872,168
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		662,000	695,100
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		1,920,000	2,037,370
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		3,882,000	4,066,395
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		1,989,000	2,060,524
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		735,000	752,456
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,367,000	1,343,078
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		3,597,000	3,588,008
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		2,510,000	2,594,713
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		246,000	253,085
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		2,207,000	2,299,597
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		4,243,000	4,301,341
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		733,000	764,153
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		1,901,000	1,953,278
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,889,000	2,247,910
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		750,000	771,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		3,266,000	3,323,155
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		2,214,000	2,263,816
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		3,292,000	3,452,485
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		1,095,000	1,105,950
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		1,170,000	1,196,326
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		2,578,000	2,657,918
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,062,000	4,128,007
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		2,830,000	2,943,200
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		5,090,000	5,169,531
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		45,000	46,013
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		75,000	77,250
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		2,834,000	3,007,583
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,416,000	2,500,560
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	143,913
Tendam Brands SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	1,180,000	1,378,664
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		$1,804,000	1,835,390
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		2,003,000	1,905,354
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		1,745,000	1,723,188
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		1,380,000	1,169,550
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,220,000	1,204,750
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		1,630,000	1,707,426
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		3,791,000	3,805,216

			143,805,240
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		2,285,000	2,302,138
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		1,600,000	1,618,000
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		445,000	445,556
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		1,380,000	1,250,625
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		165,000	178,584
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		730,000	750,075
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		925,000	957,375
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		1,386,000	1,455,300
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		3,633,000	3,741,990
IAA, Inc. 144A sr. unsec. notes 5.50%, 6/15/27		365,000	379,600
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		2,987,000	3,054,208
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		1,680,000	1,761,883
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		1,680,000	1,736,700
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,055,000	1,081,375
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,799,000	1,870,960
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		440,000	455,951
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		3,582,000	3,751,787
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		715,000	788,288
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		1,595,000	1,644,844
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		2,335,000	2,585,126
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		1,055,000	1,199,061
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		1,730,000	1,719,329

			34,728,755
Energy (4.5%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		2,750,000	2,829,063
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		3,471,000	3,666,244
Aker BP ASA 144A sr. unsec. notes 4.75%, 6/15/24 (Norway)		895,000	922,477
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		1,480,000	1,465,200
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		1,618,000	1,561,694
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		2,529,000	2,497,388
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		2,464,000	2,482,481
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		1,589,000	1,682,195
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		1,176,000	1,073,100
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		352,000	336,160
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		2,775,000	2,091,657
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		1,531,000	1,802,753
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		3,102,000	3,454,853
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		7,120,000	7,734,100
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		671,000	591,319
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		1,383,000	1,282,733
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		118,000	110,625
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		2,957,000	2,129,040
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		1,972,000	1,942,420
Denbury Resources, Inc. 144A company guaranty sub. notes 7.75%, 2/15/24		727,000	603,410
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		4,603,000	4,838,904
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		2,105,000	2,223,407
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		1,695,000	1,886,813
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		837,000	935,622
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		4,200,000	3,927,000
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		1,368,000	1,019,160
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		3,407,000	3,504,951
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		3,898,000	4,058,793
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		2,442,000	2,191,695
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		97,000	92,150
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		570,000	542,925
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,345,000	1,351,725
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		2,245,000	1,989,631
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		330,000	308,550
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		2,593,000	2,774,510
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		1,005,000	979,875
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		735,000	560,438
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		994,000	989,030
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,484,000	1,480,291
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		1,870,000	1,809,226
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		11,611,000	13,282,984
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		4,451,000	4,890,536
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		23,947,000	25,653,224
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		8,424,000	8,939,970
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		3,525,000	3,740,907
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		1,537,000	230,550
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		4,617,000	831,060
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		24,565,000	3,684,750
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		12,357,000	12,223,285
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		9,002,000	7,742,530
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		1,109,000	1,083,992
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,193,000	3,089,228
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		1,655,000	1,759,301
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		1,639,000	1,565,245
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		1,367,000	1,347,534
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		775,000	861,872
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		744,000	478,021
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		1,378,000	961,155
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		3,730,000	373
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		1,650,000	1,513,876
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		2,020,000	2,042,726
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		1,992,000	1,996,981
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		560,000	620,866
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		900,000	982,125
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		1,545,075	1,591,428
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,013,000	1,070,615
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		1,545,000	1,546,932
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		1,495,000	1,270,750
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		77,000	82,005
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		612,000	590,198
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		853,000	1,124,640
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		317,000	361,380
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		2,203,000	2,288,367
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		511,000	532,718

			187,705,732
Financials (2.6%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		2,006,000	2,032,078
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		9,932,000	13,127,224
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,193,000	1,319,637
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,221,000	1,562,880
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,685,000	1,857,713
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		3,180,000	3,398,625
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		2,072,000	2,271,430
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		781,000	828,696
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,645,000	1,780,713
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,735,000	2,946,963
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		910,000	956,638
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		1,285,000	1,333,188
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		3,250,000	4,370,438
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,644,629
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		1,615,000	1,653,356
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,155,000	1,217,794
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	753,100
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		1,735,000	1,856,450
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		1,191,000	1,288,007
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		1,290,000	1,351,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		1,110,000	1,153,013
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		1,075,000	1,100,532
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		3,267,000	3,299,670
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		723,000	732,942
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,332,196
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		725,000	743,125
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		750,000	767,813
Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		2,675,000	3,865,987
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	100,000	217,796
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		$4,195,000	4,294,631
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		935,000	1,312,506
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		680,000	674,900
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	1,075,000	1,382,998
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$2,090,000	2,121,350
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		1,570,000	1,597,476
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		3,743,000	3,748,690
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		2,185,000	2,053,900
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		1,370,000	1,481,313
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,445,000	3,175,444
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		3,515,000	3,602,875
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		1,580,000	1,621,160
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	1,144,928
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		1,745,000	1,910,740
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		2,020,000	2,040,200
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20 (In default)(NON)		1,010,000	954,450
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		2,667,000	2,520,315
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		1,400,000	1,500,252
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		10,740,000	11,344,125

			109,246,161
Health care (1.6%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		1,985,000	2,220,818
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,444,000	2,682,290
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	1,145,000	1,317,916
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$550,000	573,375
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		1,540,000	1,720,642
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		1,715,000	1,783,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		855,000	885,994
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		3,185,000	3,252,586
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		1,985,000	2,109,261
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		660,000	683,926
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		670,000	704,156
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		2,705,000	2,833,488
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,466,000	1,497,153
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		950,000	998,688
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		9,074,000	8,733,725
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		1,380,000	931,500
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		915,000	880,413
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		1,642,000	1,818,036
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		1,885,000	2,053,591
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		741,000	816,953
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		3,400,000	3,519,000
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		1,367,000	1,505,409
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		2,175,000	2,262,000
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		395,000	400,925
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		1,825,000	1,793,063
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		2,545,000	2,678,613
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		600,000	612,751
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,990,000	5,133,463
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		1,135,000	1,149,188
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		4,416,000	4,545,996
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		900,000	931,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		2,520,000	2,316,825
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		2,240,000	2,112,600
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		955,000	995,588
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		835,000	885,100

			69,340,132
Technology (0.8%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		4,103,000	—
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,180,000	1,209,500
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		545,000	559,306
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		7,005,000	7,727,788
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		2,271,000	2,397,557
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		905,000	955,906
First Data Corp. 144A notes 5.75%, 1/15/24		4,104,000	4,219,426
First Data Corp. 144A sr. notes 5.375%, 8/15/23		1,705,000	1,735,690
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		1,447,000	1,351,034
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		1,550,000	1,640,365
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		3,035,000	3,152,607
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		5,000,000	4,888,801
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		2,410,000	2,364,331

			32,202,311
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		3,638,000	3,692,570

			3,692,570
Utilities and power (0.7%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		4,414,000	4,579,525
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		810,000	854,550
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		965,000	979,475
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		860,000	883,650
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		1,946,000	1,931,405
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,105,000	1,124,338
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		510,000	522,750
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		2,495,000	2,806,826
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		1,216,000	1,339,121
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		1,644,000	1,785,795
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		2,235,000	2,397,038
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,265,000	1,316,212
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		820,000	842,433
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		1,909,000	2,037,858
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		999,000	1,073,925
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		1,215,000	1,259,044
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		830,000	841,420
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		485,000	487,853
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		1,084,000	1,147,685
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		2,863,000	3,023,912

			31,234,815

Total corporate bonds and notes (cost $876,743,869)			$882,718,808

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.7%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$2,500,000	$1,928,126
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		20,405,000	17,063,681
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		756,000	599,130
Argentina (Republic of) sr. unsec. unsub. notes 5.875%, 1/11/28 (Argentina)		9,325,000	7,028,719
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		16,490,000	13,192,000
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		12,495,000	9,464,963
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		16,593,000	17,385,067
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		9,160,000	9,640,901
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		12,708,000	9,324,495
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		740,000	613,275
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 54.515%, 5/31/22 (Argentina)	ARS	99,370,000	2,035,154
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$12,315,000	9,082,313
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		11,969,000	9,972,571
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		20,752,000	16,108,740
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		150,000	130,500
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)		2,550,000	2,954,813
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		2,690,000	2,831,225
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		4,148,000	4,967,230
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		9,610,000	10,847,288
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)		1,551,000	1,659,570
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		4,405,000	4,542,656
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		3,035,000	3,084,288
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		7,155,000	7,280,070
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		6,840,000	6,956,915
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		4,150,000	4,144,813
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	17,802,000	22,342,226
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	9,588,000	11,972,271
Hellenic (Republic of) sr. unsec. notes 3.375%, 2/15/25 (Greece)	EUR	4,000,000	4,985,638
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	248,000	295,539
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)	EUR	644,642	770,744
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	614,000	743,938
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	814,000	978,451
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	1,051,000	1,293,795
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	2,764,000	3,348,305
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	10,837,000	13,219,481
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	6,993,734	8,435,298
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	12,337,512	14,905,518
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	4,433,876	5,492,041
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	14,152,500	17,514,610
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	14,823,487	18,148,629
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	5,181,000	6,225,354
Hellenic (Republic of) unsec. bonds 4.00%, 1/30/37 (Greece)	EUR	4,000,000	5,128,777
Hellenic (Republic of) unsec. bonds 3.90%, 1/30/33 (Greece)	EUR	4,000,000	5,097,847
Hellenic (Republic of) unsec. notes 3.50%, 1/30/23 (Greece)	EUR	10,000,000	12,328,099
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		$2,705,000	3,029,568
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		21,200,000	23,055,212
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		3,055,000	3,963,649
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		12,420,000	13,242,614
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		5,860,000	5,948,006
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		6,795,000	6,319,350
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		3,920,000	3,875,978
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		6,251,000	6,305,697
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		8,300,000	7,732,448
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	4,445,000	4,934,368
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,637,000	1,908,449
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		325,000	338,406
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	207,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		4,830,000	4,673,025
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		6,485,000	6,648,338
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		5,520,000	5,761,727
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		15,120,000	15,822,415
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		2,900,000	783,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		13,582,000	3,650,162
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		2,093,000	549,413
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		21,992,000	5,882,861
Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		600,000	638,380

Total foreign government and agency bonds and notes (cost $448,771,970)			$451,335,130

PURCHASED SWAP OPTIONS OUTSTANDING (4.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$41,743,200	$4,963,684
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		41,743,200	2,578,060
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		18,018,000	1,557,296
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		18,018,000	1,429,008
(2.401)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/2.401		327,206,800	464,634
Barclays Bank PLC
1.965/3 month USD-LIBOR-BBA/Jul-29	Jul-19/1.965		265,526,700	1,492,260
Citibank, N.A.
(2.193)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.193		327,206,800	310,846
(2.463)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.463		327,206,800	13,088
Goldman Sachs International
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	464,915,100	4,387,836
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		$44,570,700	3,578,136
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	464,915,100	3,430,971
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		$77,778,300	2,176,237
(2.011)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.011		327,206,800	1,940,336
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	1,731,572
2.3025/3 month USD-LIBOR-BBA/Jul-49	Jul-19/2.3025		33,190,600	825,782
(2.281)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.281		327,206,800	242,133
(2.3025)/3 month USD-LIBOR-BBA/Jul-49	Jul-19/2.3025		33,190,600	134,754
(2.658)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.658		888,895,600	889
(2.458)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.458		444,447,900	444
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		196,939,100	23,981,274
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		157,551,500	16,350,695
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	87,284,000	11,486,276
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	63,672,400	11,196,228
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	34,816,000	10,924,660
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		$35,772,300	2,516,939
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	2,456,126
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,547,510
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,504,225
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		196,939,100	677,471
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	63,672,400	180,281
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$157,551,500	15,755
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		393,878,600	394
Morgan Stanley & Co. International PLC
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		1,093,918,200	12,251,884
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		44,214,400	7,986,005
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	7,951,518
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	7,951,076
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		44,214,400	6,663,994
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		83,940,300	6,063,847
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		83,940,300	6,017,680
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	1,506,700
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265		327,206,800	1,037,246
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		33,333,500	662,337
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		83,940,300	648,019
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		83,940,300	639,625
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		393,878,600	392

Total purchased swap options outstanding (cost $118,385,178)				$173,476,123

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	$140,775,066	AUD	200,520,000	$984,299
JPMorgan Chase Bank N.A.
Uniform Mortgage Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-19/$100.81	266,000,000		$266,000,000	1,188,754
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Call)	Aug-19/102.07	69,000,000		69,000,000	282,693
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/101.29	190,000,000		190,000,000	2,280
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/101.10	190,000,000		190,000,000	570
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/99.60	190,000,000		190,000,000	190
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/99.79	190,000,000		190,000,000	190

Total purchased options outstanding (cost $4,552,237)					$2,458,976

CONVERTIBLE BONDS AND NOTES (4.1%)(a)
		Principal amount	Value
Basic materials (0.1%)
BASF SE cv. sr. unsec. notes 0.925%, 3/9/23 (Germany)		$500,000	$475,750
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)	EUR	300,000	402,029
Patrick Industries, Inc. cv. sr. unsec. notes 1.00%, 2/1/23		$192,000	174,086
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	740,176
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	200,000	264,405
Wendel SA cv. sr. unsec. notes zero %, 7/31/19 (Units) (France)	EUR	4,613	272,530

			2,328,976
Capital goods (0.2%)
Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	600,000	754,921
Bekaert SA cv. sr. unsec. unsub. notes zero %, 6/9/21 (Belgium)	EUR	200,000	214,864
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22		$3,526,000	3,646,019
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	172,403
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22		2,083,000	2,193,660
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24		201,000	235,676
MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%, 5/17/23 (Germany)	EUR	100,000	197,252

			7,414,795
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24		$1,370,000	1,555,794
America Movil SAB de CV cv. sr. unsec. unsub. notes zero %, 5/28/20 (Mexico)	EUR	1,100,000	1,244,475
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$3,228,000	3,138,210
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		2,577,000	3,012,340
Intelsat SA 144A cv. company guaranty sr. unsec. notes 4.50%, 6/15/25 (Luxembourg)		626,000	866,021
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23		1,277,000	1,914,186
Telefonica Participaciones SAU cv. company guaranty sr. unsec. unsub. notes zero %, 3/9/21 (Spain)	EUR	500,000	566,981
Telenor East Holding II AS cv. company guaranty sr. unsec. unsub. notes 0.25%, 9/20/19 (Norway)		$400,000	397,348
Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20 (United Kingdom)	GBP	300,000	372,457
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24		$1,075,000	1,082,175

			14,149,987
Conglomerates (—%)
Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. unsub. notes 1.65%, 8/16/19 (Netherlands)		500,000	536,850

			536,850
Consumer cyclicals (0.6%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24		1,210,501	2,071,985
Compagnie Generale des Etablissements Michelin SCA cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)		400,000	415,000
Ctrip.com International, Ltd. cv. sr. unsec. notes 1.25%, 9/15/22 (China)		343,000	340,742
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49		2,523,000	3,062,090
FTI Consulting, Inc. 144A cv. sr. unsec. notes 2.00%, 8/15/23		1,283,000	1,372,801
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		422,000	527,536
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		2,786,000	3,127,133
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		1,736,000	2,043,726
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		2,898,000	3,430,243
LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %, 2/16/21 (Units) (France)		596	265,945
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22		2,045,000	1,974,567
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	206,759
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21		$3,371,000	3,856,078
Quotient Technology, Inc. cv. sr. unsec. notes 1.75%, 12/1/22		859,000	827,122
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23		2,394,000	2,856,872
Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22		351,000	345,784
Valeo SA cv. sr. unsec. unsub. notes zero %, 6/16/21 (France)		400,000	378,952

			27,103,335
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25		3,781,000	3,794,656
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		4,083,000	4,101,843
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47		1,708,000	1,705,063
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22		179,000	270,946
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24		1,370,000	1,990,103
Zillow Group, Inc. cv. sr. unsec. notes 1.50%, 7/1/23		1,784,000	1,751,368

			13,613,979
Energy (0.2%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	200,000	326,072
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $372,917)(RES)		$566,658	158,664
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45		244,000	191,076
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26		2,133,000	1,702,515
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23		1,380,000	1,262,509
RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	500,000	579,364
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		$800,000	858,960
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	1,263,302

			6,342,462
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		1,315,000	1,369,541
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26 (Germany)	EUR	600,000	702,046
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25% 3/15/22		$1,088,000	1,093,985
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)		1,475,000	1,798,456
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25% 5/1/23		2,092,000	2,114,175
Redfin Corp. cv. sr. unsec. notes 1.75% 7/15/23		663,000	614,854
Unibail-Rodamco SE cv. sr. unsec. notes zero %, 7/1/21 (Units) (France)	EUR	1,530	501,226

			8,194,283
Health care (0.7%)
Bayer AG cv. sr. unsec. unsub. notes 0.05%, 6/15/20 (Germany)	EUR	400,000	453,745
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24		$1,919,000	1,992,162
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24		1,075,000	1,238,493
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23		3,069,000	3,599,638
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		1,793,000	2,261,603
Fresenius Medical Care AG & Co KGaA cv. company guaranty sr. unsec. unsub. notes 1.125%, 1/31/20 (Germany)	EUR	200,000	237,313
GN Store Nord cv. sr. unsec. notes Ser. GNDC, zero %, 5/31/22 (Denmark)	EUR	200,000	288,397
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23		$1,252,000	1,444,745
Insulet Corp. cv. sr. unsec. notes 1.375%, 11/15/24		1,307,000	1,855,166
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22		898,000	957,368
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		3,249,000	3,200,616
Ligand Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 5/15/23		317,000	273,686
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22		259,000	311,047
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		1,039,000	1,363,165
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22		1,341,000	1,372,998
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23		1,558,000	1,520,376
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26		1,114,000	1,115,259
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25		1,618,000	2,399,403
Wright Medical Group, Inc. cv. company guaranty sr. unsec. notes 1.625%, 6/15/23		1,548,000	1,697,963

			27,583,143
Technology (1.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		3,929,000	4,197,360
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22		676,000	813,193
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.125%, 6/15/25		442,000	472,976
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23		2,278,000	2,347,763
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%, 12/15/19		1,263,000	1,427,835
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22		123,000	328,495
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23		677,000	938,539
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		1,418,000	1,590,485
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22		136,000	253,339
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21		1,560,000	1,729,621
iQIYI, Inc. 144A cv. sr. unsec. notes 2.00%, 4/1/25 (China)		220,000	216,265
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29		1,094,000	1,524,733
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24		637,000	653,993
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24		1,097,000	1,288,083
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		2,529,000	2,979,415
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23		1,894,000	2,020,705
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24		159,000	270,399
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25		2,329,000	2,282,198
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		2,845,000	3,466,090
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22		186,000	220,446
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23		3,711,000	3,909,810
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24		2,831,000	3,026,724
Rapid7, Inc. 144A cv. sr. unsec. notes 1.25%, 8/1/23		704,000	1,074,479
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22		181,000	271,148
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		191,000	396,004
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25		4,290,000	4,801,198
STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		400,000	457,400
STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)		200,000	223,312
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23, (acquired 11/8/18, cost $177,729)(RES)		122,000	244,702
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		3,268,000	3,127,781
Ubisoft Entertainment SA cv. sr. unsec. notes zero %, 9/27/21 (Units) (France)	EUR	3,000	251,072
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21		$1,161,000	1,244,103
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23		1,284,000	1,484,054
Vocera Communications, Inc. cv. sr .unsec. unsub. notes 1.50%, 5/15/23		568,000	677,441
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24		193,000	173,320
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)		1,502,000	1,832,440
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		2,437,000	3,649,532
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23		1,536,000	2,350,375

			58,216,828
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24		1,242,000	1,264,936
DP World, Ltd. cv. sr. unsec. unsub. notes 1.75%, 6/19/24 (United Arab Emirates)		200,000	194,973

			1,459,909
Utilities and power (0.1%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	238,336
Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	385,306
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		$2,822,000	3,014,124
SUEZ cv. sr. unsec. notes zero %, 2/27/20 (Units) (France)	EUR	19,037	397,661
Veolia Environnement SA cv. sr. unsec. notes zero %, 3/15/21 (Units) (France)	EUR	10,519	358,416

			4,393,843

Total convertible bonds and notes (cost $168,862,539)			$171,338,390

SENIOR LOANS (1.8%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.33%, 1/31/24	$2,062,426	$2,014,733
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.583%, 9/6/24	1,721,821	1,510,899
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.989%, 3/1/26	1,273,808	1,254,303

		4,779,935
Capital goods (0.3%)
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 3.50%, 5/17/26	1,830,000	1,817,107
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.854%, 4/3/24	798,700	770,246
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 5/31/25	2,059,799	2,023,237
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.217%, 2/5/23	1,638,768	1,625,174
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 3/28/25	2,786,709	2,655,037
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.439%, 11/15/23	2,414,262	2,289,023

		11,179,824
Communication services (0.2%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 11/3/24	1,828,383	1,823,812
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 6.229%, 11/27/23	1,105,000	1,091,533
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.771%, 2/3/24	4,110,000	4,067,186

		6,982,531
Consumer cyclicals (0.7%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.689%, 2/28/25	1,431,210	1,406,343
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	2,046,281	2,007,914
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.149%, 10/4/23	1,462,048	1,448,799
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26	875,222	876,135
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	2,702,083	2,364,322
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.592%, 10/16/23	1,132,406	996,517
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	4,144,647	4,134,285
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.152%, 10/1/25	4,638,690	4,494,560
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.438%, 2/28/26	1,360,000	1,156,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	2,006,938	1,846,383
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.33%, 11/28/22	2,725,864	2,691,791
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.541%, 3/18/26	5,808,000	5,453,712
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.33%, 7/24/24	2,106,544	2,017,016

		30,893,777
Consumer staples (0.3%)
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 11/16/25	1,826,411	1,816,300
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 7/12/24	2,697,000	2,648,117
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.787%, 6/21/24	3,869,124	3,746,279
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.682%, 2/5/25	1,645,000	1,624,780
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.047%, 9/7/23	1,612,591	1,345,841

		11,181,317
Energy (0.1%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.152%, 12/31/22	1,270,000	1,208,617
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%, 4/16/21	116,430	116,102
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.25%, 6/26/25	3,217,500	3,201,412
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.436%, 5/9/26	1,369,000	1,363,866

		5,889,997
Health care (—%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.83%, 4/21/24	1,024,100	828,881
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.68%, 6/1/25	457,954	439,827

		1,268,708
Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.723%, 12/15/24	3,383,475	3,232,910
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.49%, 4/26/24	599,478	598,811
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.222%, 11/1/23	606,180	604,412
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	797,404	733,612

		5,169,745

Total senior loans (cost $80,016,645)		$77,345,834

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	$7,185,000	$6,855,927
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.254%, 11/25/51	3,325,000	3,325,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.204%, 6/25/52	2,676,000	2,676,000
Nationstar HECM Loan Trust 144A
Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	2,739,000	2,685,540
Ser. 18-1A, Class M5, 6.00%, 2/25/28(WAC)	4,730,000	4,708,242
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	324,000	316,172
Station Place Securitization Trust 144A FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 6/24/20	20,210,000	20,210,000

Total asset-backed securities (cost $40,558,710)		$40,776,881

COMMON STOCKS (—%)(a)
	Shares	Value
Nine Point Energy(F)	35,852	$71,704

Total common stocks (cost $474,672)		$71,704

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	173	$2,379

Total warrants (cost $3,977)				$2,379

SHORT-TERM INVESTMENTS (25.3%)(a)
		Principal amount/ shares	Value
Albermarle Corp. commercial paper 2.636%, 7/10/19		$4,000,000	$3,996,261
Albermarle Corp. commercial paper 2.606%, 7/18/19		13,656,000	13,634,704
Ameren Illinois Co. commercial paper 2.616%, 7/17/19		8,000,000	7,989,339
American Electric Power Co., Inc. commercial paper 2.656%, 7/9/19		5,000,000	4,996,158
American Electric Power Co., Inc. commercial paper 2.636%, 7/12/19		5,000,000	4,995,102
American Electric Power Co., Inc. commercial paper 2.605%, 7/17/19		8,787,000	8,775,290
AT&T, Inc. commercial paper 2.820%, 7/29/19		10,000,000	9,978,111
Aviation Capital Group, LLC commercial paper 2.626%, 7/12/19		10,000,000	9,989,889
Aviation Capital Group, LLC commercial paper 2.616%, 7/19/19		5,000,000	4,992,417
Boston Scientific Corp. commercial paper 2.813%, 8/2/19		1,500,000	1,496,284
BPCE SA commercial paper 2.614%, 11/1/19		7,000,000	6,946,027
CAFCO, LLC asset backed commercial paper 2.416%, 9/10/19		10,000,000	9,954,017
Chariot Funding, LLC asset backed commercial paper 2.594%, 7/12/19		18,400,000	18,382,970
Chariot Funding, LLC asset backed commercial paper 2.562%, 7/25/19		10,000,000	9,982,270
CHARTA, LLC asset backed commercial paper 2.547%, 7/30/19		20,000,000	19,958,276
Continental Rubber of America, Corp. commercial paper 2.603%, 7/1/19		12,925,000	12,922,303
CRC Funding, LLC asset backed commercial paper 2.557%, 7/29/19		11,000,000	10,977,191
CRH America Finance, Inc. commercial paper 2.870%, 7/26/19		5,000,000	4,990,134
Enbridge (U.S.), Inc. commercial paper 2.814%, 7/22/19		5,000,000	4,991,560
Enbridge (U.S.), Inc. commercial paper 2.696%, 7/11/19		5,000,000	4,995,455
ENGIE SA commercial paper 2.582%, 10/10/19		10,000,000	9,928,644
ENGIE SA commercial paper 2.582%, 10/7/19		10,000,000	9,930,703
Eni Finance USA, Inc. commercial paper 2.733%, 8/21/19		12,700,000	12,650,318
ERAC USA Finance, LLC commercial paper 2.659%, 9/23/19		5,550,000	5,515,141
ERAC USA Finance, LLC commercial paper 2.611%, 8/27/19		8,350,000	8,313,956
ETP Legacy LP commercial paper 2.951%, 7/1/19		20,000,000	19,995,608
FMC Corp. commercial paper 2.801%, 7/1/19		15,400,000	15,396,786
FMC Technologies, Inc. commercial paper 2.871%, 7/17/19		6,000,000	5,992,004
Fortive Corp. commercial paper 2.637%, 7/22/19		10,000,000	9,983,120
Interest in $41,700,000 tri-party repurchase agreement dated 6/28/19 with BofA Securities, Inc. due 7/1/19 - maturity value of $41,708,688 for an effective yield of 2.500% (collateralized by a mortgage backed security with a coupon rate of 3.000% and a due date of 11/20/46, valued at $42,534,001)		41,700,000	41,700,000
Interest in $139,953,000 tri-party repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc. due 7/1/19 - maturity value of $139,982,274 for an effective yield of 2.510% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.125% to 2.500% and due dates ranging from 1/15/23 to 4/15/23, valued at $142,776,745)		139,953,000	139,953,000
Interpublic Group of Cos., Inc. (The) commercial paper 2.583%, 7/5/19		15,000,000	14,992,682
Kinder Morgan, Inc./DE commercial paper 2.571%, 7/1/19		13,750,000	13,746,981
Mohawk Industries, Inc. commercial paper 2.587%, 7/26/19		12,500,000	12,475,335
Moody's Corp. commercial paper 2.604%, 7/12/19		6,000,000	5,994,122
National Grid USA commercial paper 2.576%, 7/25/19		10,000,000	9,980,980
NextEra Energy Capital Holdings, Inc. commercial paper 2.638%, 7/16/19		10,000,000	9,987,380
NextEra Energy Capital Holdings, Inc. commercial paper 2.600%, 8/16/19		3,500,000	3,487,747
Nutrien, Ltd. commercial paper 2.556%, 8/2/19		10,000,000	9,975,228
Plains All American Pipeline LP commercial paper 2.901%, 7/1/19		14,000,000	13,997,079
PPL Capital Funding, Inc. commercial paper 2.596%, 7/29/19		10,505,000	10,482,005
Putnam Short Term Investment Fund 2.46%(AFF)	Shares	237,657,875	237,657,875
Sheffield Receivables Co., LLC asset backed commercial paper 2.755%, 12/18/19		$5,000,000	4,940,651
Southern Co. (The) commercial paper 2.605%, 7/19/19		8,525,000	8,512,428
Southern Co. Funding Corp. (The) commercial paper 2.626%, 7/11/19		5,030,000	5,025,428
Stanley Black & Decker, Inc. commercial paper 2.503%, 7/17/19		20,000,000	19,972,556
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	19,826,000	19,826,000
Suncor Energy, Inc. commercial paper 2.820%, 8/2/19		$6,500,000	6,483,898
Total Capital SA commercial paper 2.391%, 7/2/19		20,000,000	19,994,776
TransCanada PipeLines, Ltd. commercial paper 2.765%, 7/23/19		10,000,000	9,982,410
U.S. Treasury Bills 2.473%, 7/25/19(SEG)(SEGSF)(SEGCCS)		30,703,000	30,663,086
U.S. Treasury Bills 2.464%, 7/18/19(SEG)(SEGSF)(SEGCCS)		30,966,000	30,936,005
U.S. Treasury Bills 2.458%, 8/1/19(SEGSF)(SEGCCS)		12,352,000	12,330,621
U.S. Treasury Bills 2.303%, 7/16/19(SEGSF)		12,575,000	12,564,265
U.S. Treasury Bills 2.251%, 8/6/19(SEG)(SEGSF)(SEGCCS)		36,891,000	36,813,990
U.S. Treasury Bills 2.183%, 8/8/19(SEGSF)(SEGCCS)		835,000	833,183
U.S. Treasury Bills 2.138%, 8/13/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		14,530,000	14,494,265
UnitedHealth Group, Inc. commercial paper 2.541%, 8/22/19		8,000,000	7,969,628
UnitedHealth Group, Inc. commercial paper 2.537%, 7/19/19		10,000,000	9,985,434
Welltower, Inc. commercial paper 2.706%, 7/1/19		10,000,000	9,997,913
Welltower, Inc. commercial paper 2.626%, 7/22/19		7,250,000	7,237,762

Total short-term investments (cost $1,065,679,775)			$1,065,644,751
TOTAL INVESTMENTS

Total investments (cost $6,457,086,815)			$6,499,701,858

	FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $1,703,048,010) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/19	$25,588,383	$26,264,442	$(676,059)
		British Pound	Buy	9/18/19	18,249,642	18,036,543	213,099
		Canadian Dollar	Buy	7/17/19	36,151,206	35,250,520	900,686
		Canadian Dollar	Sell	7/17/19	36,151,206	35,916,293	(234,913)
		Czech Koruna	Buy	9/18/19	130,529	130,019	510
		Euro	Sell	9/18/19	32,559,144	32,133,597	(425,547)
		Japanese Yen	Buy	8/21/19	14,531,395	14,486,976	44,419
		Mexican Peso	Buy	10/16/19	17,007,080	16,983,047	24,033
		Norwegian Krone	Buy	9/18/19	54,005,325	52,882,119	1,123,206
	Barclays Bank PLC
		Australian Dollar	Buy	7/17/19	5,810,417	5,904,095	(93,678)
		Australian Dollar	Sell	7/17/19	5,810,417	5,779,431	(30,986)
		Canadian Dollar	Sell	7/17/19	39,162,718	38,474,119	(688,599)
		Euro	Sell	9/18/19	55,652,976	55,076,320	(576,656)
		Japanese Yen	Sell	8/21/19	8,311,105	8,054,500	(256,605)
		New Zealand Dollar	Sell	7/17/19	15,205,360	15,023,310	(182,050)
		Norwegian Krone	Buy	9/18/19	31,845,819	31,102,105	743,714
	Citibank, N.A.
		Australian Dollar	Sell	7/17/19	8,655,568	7,661,556	(994,012)
		Brazilian Real	Buy	10/2/19	17,065,601	17,103,790	(38,189)
		Canadian Dollar	Buy	7/17/19	48,230,865	47,612,128	618,737
		Canadian Dollar	Sell	7/17/19	48,230,865	47,588,119	(642,746)
		Euro	Buy	9/18/19	6,421,221	6,515,940	(94,719)
		Japanese Yen	Buy	8/21/19	908,223	1,986,762	(1,078,539)
		New Zealand Dollar	Sell	7/17/19	10,593,262	10,073,425	(519,837)
	Credit Suisse International
		Australian Dollar	Buy	7/17/19	372,985	1,175,114	(802,129)
		Canadian Dollar	Sell	7/17/19	33,001	25,826	(7,175)
		Euro	Buy	9/18/19	8,638,279	8,686,543	(48,264)
	Goldman Sachs International
		Australian Dollar	Sell	7/17/19	8,885,190	8,675,619	(209,571)
		British Pound	Sell	9/18/19	2,168,059	2,161,217	(6,842)
		Euro	Sell	9/18/19	27,496,258	26,960,333	(535,925)
		Indian Rupee	Buy	11/20/19	17,076,333	16,979,672	96,661
		Japanese Yen	Sell	8/21/19	26,199,012	25,389,653	(809,359)
		New Taiwan Dollar	Sell	8/21/19	17,370,584	17,388,797	18,213
		New Zealand Dollar	Sell	7/17/19	28,507,253	27,554,124	(953,129)
		Norwegian Krone	Buy	9/18/19	35,252,174	34,403,152	849,022
		Russian Ruble	Buy	9/18/19	17,013,715	17,040,542	(26,827)
		South Korean Won	Sell	11/20/19	17,407,099	17,406,079	(1,020)
		Swedish Krona	Sell	9/18/19	42,376,527	41,771,019	(605,508)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/19	28,096,796	29,403,140	(1,306,344)
		British Pound	Buy	9/18/19	5,581,162	5,536,627	44,535
		Canadian Dollar	Sell	7/17/19	195,864	246,120	50,256
		Euro	Sell	9/18/19	4,763,489	4,700,393	(63,096)
		Indonesian Rupiah	Buy	11/20/19	17,044,702	16,981,274	63,428
		Japanese Yen	Sell	8/21/19	18,277,811	17,855,595	(422,216)
		South Korean Won	Sell	11/20/19	17,407,099	17,407,593	494
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/19	52,432,763	52,337,118	95,645
		Australian Dollar	Sell	7/17/19	52,432,763	52,647,763	215,000
		Canadian Dollar	Sell	7/17/19	30,704,466	29,836,064	(868,402)
		Euro	Sell	9/18/19	17,658,212	17,657,423	(789)
		Japanese Yen	Buy	8/21/19	35,121,004	34,771,891	349,113
		New Zealand Dollar	Sell	7/17/19	35,123,086	34,220,107	(902,979)
		Norwegian Krone	Buy	9/18/19	22,247,744	21,791,408	456,336
		Swedish Krona	Sell	9/18/19	21,964,547	21,662,399	(302,148)
		Swiss Franc	Buy	9/18/19	6,060,369	5,911,835	148,534
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/19	60,032,455	61,748,996	(1,716,541)
		Canadian Dollar	Buy	7/17/19	36,047,163	35,332,846	714,317
		Canadian Dollar	Sell	7/17/19	36,047,163	35,456,112	(591,051)
		Euro	Sell	9/18/19	31,785,652	31,581,850	(203,802)
		Indian Rupee	Buy	11/20/19	17,076,333	16,992,899	83,434
		Japanese Yen	Sell	8/21/19	9,029,093	8,749,624	(279,469)
		New Taiwan Dollar	Sell	8/21/19	17,370,588	17,398,923	28,335
		Norwegian Krone	Buy	9/18/19	17,499,751	17,264,053	235,698
		Swedish Krona	Sell	9/18/19	17,943,126	17,913,234	(29,892)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/19	32,452	125,707	(93,255)
		British Pound	Sell	9/18/19	72,893	72,672	(221)
		Canadian Dollar	Buy	7/17/19	36,668,364	36,160,801	507,563
		Canadian Dollar	Sell	7/17/19	36,668,364	36,061,581	(606,783)
		Euro	Buy	9/18/19	11,863,589	11,704,014	159,575
		Israeli Shekel	Sell	7/17/19	67,815	67,420	(395)
		Japanese Yen	Sell	8/21/19	35,876,871	34,367,070	(1,509,801)
		New Zealand Dollar	Buy	7/17/19	5,200,732	5,294,377	(93,645)
		New Zealand Dollar	Sell	7/17/19	5,200,732	5,151,277	(49,455)
		Norwegian Krone	Buy	9/18/19	11,990,674	11,743,477	247,197
		Swedish Krona	Sell	9/18/19	26,860,630	26,395,034	(465,596)
	UBS AG
		Australian Dollar	Buy	7/17/19	2,815,860	3,853,927	(1,038,067)
		Canadian Dollar	Buy	7/17/19	16,878,385	16,777,122	101,263
		Canadian Dollar	Sell	7/17/19	16,878,385	16,596,448	(281,937)
		Euro	Sell	9/18/19	34,821,965	34,361,694	(460,271)
		Japanese Yen	Sell	8/21/19	26,417,823	25,430,544	(987,279)
		Norwegian Krone	Buy	9/18/19	164,599	161,165	3,434
		Swedish Krona	Sell	9/18/19	18,203,272	17,889,118	(314,154)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/17/19	21,670,355	21,535,102	135,253
		Canadian Dollar	Buy	7/17/19	2,537,514	2,524,375	13,139
		Canadian Dollar	Sell	7/17/19	2,537,514	2,498,600	(38,914)
		Euro	Sell	9/18/19	13,392,958	13,214,352	(178,606)

	Unrealized appreciation						8,284,849

	Unrealized (depreciation)						(23,343,992)

	Total						$(15,059,143)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	3,717	$3,717,000,000	$910,618,538	Sep-19	$1,206,356
Euro-Dollar 90 day (Short)	3,717	3,717,000,000	915,032,475	Mar-21	(1,321,576)
Euro-Schatz 2 yr (Short)	879	112,230,081	112,230,098	Sep-19	(221,692)
U.S. Treasury Bond Ultra 30 yr (Long)	266	47,231,625	47,231,625	Sep-19	1,919,589
U.S. Treasury Note 2 yr (Long)	825	177,523,243	177,523,243	Sep-19	1,129,762
U.S. Treasury Note 5 yr (Short)	1,486	175,580,188	175,580,188	Sep-19	(2,545,797)

Unrealized appreciation					4,255,707

Unrealized (depreciation)					(4,089,065)

Total					$166,642

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $94,902,509) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.401/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.401		$327,206,800	$29,449
Barclays Bank PLC
(2.065)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.065		132,763,600	1,553,334
Citibank, N.A.
2.373/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.373		327,206,800	42,537
2.283/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.283		327,206,800	121,067
Goldman Sachs International
2.558/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.558		1,333,343,400	1,333
2.191/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.191		327,206,800	520,259
2.101/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.101		327,206,800	1,050,334
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	1,783,715
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		$311,113,500	2,065,794
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	2,761,028
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	464,915,100	5,344,702
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$787,757,000	788
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		196,939,100	110,286
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	2,015,669
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$196,939,100	3,141,179
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	6,756,544
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$196,939,100	7,538,829
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		196,939,100	19,087,338
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	95,392,000	21,546,529
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		$787,757,000	788
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		61,047,700	98,897
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		61,047,700	110,496
2.265/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.265		327,206,800	209,412
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		133,334,500	592,005
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	691,131
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	712,650
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	1,247,100
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	1,802,800
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	1,850,646
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		61,047,700	4,243,426
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		61,047,700	4,279,444
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		44,214,400	5,759,368
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		44,214,400	6,936,797
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		44,214,400	6,939,008
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		44,214,400	6,992,507
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		1,093,918,200	7,537,096
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		1,093,918,200	9,889,017

Total				$135,363,302

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $2,924,075) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	$211,162,599	AUD	300,780,000	$341,239
JPMorgan Chase Bank N.A.
Uniform Mortgage Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-19/100.81	266,000,000		$266,000,000	1,261,372
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Aug-19/102.07	69,000,000		69,000,000	169,740
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.60	190,000,000		190,000,000	190
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.10	190,000,000		190,000,000	190
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.79	190,000,000		190,000,000	190
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.29	190,000,000		190,000,000	190

Total					$1,773,111

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	$(3,299,197)	$1,820,370
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	31,981,500	(3,647,054)	1,034,981
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(4,900,197)	1,000,527
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(2,450,099)	(354,482)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	31,981,500	(3,647,054)	(586,586)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	(3,299,197)	(1,337,561)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	1,471,467
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	(754,653)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$335,284,100	(4,492,807)	124,055
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	87,717
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		335,284,100	(4,492,807)	(234,699)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(607,961)
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		335,284,100	2,430,810	187,759
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		335,284,100	2,430,810	(117,349)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	90,251
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		335,284,100	(4,509,571)	33,528
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		335,284,100	(4,509,571)	(160,936)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(422,199)
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		335,284,100	2,430,810	90,527
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		335,284,100	2,430,810	(53,646)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	3,380,252
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	863,249
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,080,635)	219,492
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,734,148)	96,354
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,203,584)	(536,621)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(582,010)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(2,191,246)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	(4,246,118)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	3,533,187
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	93,213
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(705,437)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(2,223,658)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	712,895
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	(140,718)

Unrealized appreciation					14,839,824

Unrealized (depreciation)					(15,255,880)

Total					$(416,056)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19 (proceeds receivable $1,093,274,961) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 7/1/49	$3,000,000	7/22/19	$3,135,938
Uniform Mortgage Backed Securities, 5.50%, 7/1/49	23,000,000	7/15/19	24,523,750
Uniform Mortgage Backed Securities, 5.00%, 7/1/49	3,000,000	7/15/19	3,170,391
Uniform Mortgage Backed Securities, 4.50%, 8/1/49	35,000,000	8/13/19	36,575,000
Uniform Mortgage Backed Securities, 4.50%, 7/1/49	35,000,000	7/15/19	36,572,267
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	228,000,000	7/15/19	235,641,556
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	462,000,000	7/15/19	472,358,918
Uniform Mortgage Backed Securities, 3.00%, 8/1/49	92,000,000	8/13/19	92,707,967
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	92,000,000	7/15/19	92,783,435
Uniform Mortgage Backed Securities, 2.50%, 7/1/49	98,000,000	7/15/19	97,326,250

Total			$1,094,795,472

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
ILS	38,290,000	$152,460	$—	3/19/24	3 month ILS-TELBOR03 — Quarterly	1.035% — Annually	$182,955
ILS	345,402,000	1,306,581	—	3/20/24	3 month ILS-TELBOR03 — Quarterly	1.02% — Annually	1,572,194

Upfront premium received			—	Unrealized appreciation			1,755,149

Upfront premium (paid)			—	Unrealized (depreciation)			—

		Total	$—			Total	$1,755,149

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$51,118,000	$2,485,868	(E)	$(575)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	$2,485,294
		62,861,000	2,876,645	(E)	(707)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	2,875,939
		22,861,000	5,649,067		(780)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	5,671,976
		196,939,100	19,529,072		(2,789)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,252,728)
		108,710,600	10,942,592		(1,539)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	11,822,736
		590,817,900	2,191,344		(296,839)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	6,422,903
		590,817,900	6,253,217	(E)	281,365	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,971,851)
		14,277,900	226,219	(E)	(80)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	226,140
		36,954,400	554,464	(E)	(206)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(554,670)
		28,359,200	1,849,502		(376)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,043,198)
		664,614,000	33,580,952		(3,652,256)	6/19/26	3 month USD-LIBOR-BBA — Quarterly	2.60% — Semiannually	29,968,906
		77,357,200	1,931,532	(E)	(15,655)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	1,915,877
		26,743,500	422,467	(E)	(4,569)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	417,898
		12,348,596	937,320	(E)	(175)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	937,145
		23,163,600	1,419,790	(E)	(328)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,420,118)
		370,610,000	10,304,440	(E)	(424,832)	3/21/29	3 month USD-LIBOR-BBA — Quarterly	2.776% — Semiannually	9,879,609
		14,581,700	1,269,031	(E)	(497)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,269,528)
		48,182,300	522,441	(E)	(268)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	522,172
		70,726,400	780,324	(E)	(394)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	779,930
		22,405,400	2,300,855	(E)	(764)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,301,619)
		84,154,300	8,355,680		(1,012,721)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.647% — Semiannually	7,352,342
		18,642,000	1,676,550		(636)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,678,859)
		10,577,300	852,774		(361)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(853,856)
		15,205,000	1,127,223		(518)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,128,550)
		14,874,000	1,212,737		(507)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.569% — Semiannually	1,213,276
		18,179,400	1,349,802		(620)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,351,394)
		16,857,600	1,238,224		(575)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,239,669)
		13,882,600	875,909		(473)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(876,765)
		66,381,700	2,541,755		910,485	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,631,271)
		132,763,600	2,367,175		(933,872)	7/2/49	3 month USD-LIBOR-BBA — Quarterly	2.29% — Semiannually	1,433,303
		5,685,100	114,089		(194)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(113,872)
		10,843,800	91,467	(E)	(241)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	91,226
		45,032,800	631,900	(E)	(638)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(632,538)
		6,472,000	78,803	(E)	(221)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,024)
		8,961,500	21,472	(E)	(306)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,166
		158,355,000	663,983	(E)	184,816	9/18/29	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(479,167)
		336,557,000	284,054	(E)	823,643	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	1,107,697
		7,965,900	77,046	(E)	(272)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.252% — Semiannually	76,775
		23,564,200	55,989	(E)	(265)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	55,724
		1,970,500	14,781	(E)	(67)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,848)
		52,911,000	345,615	(E)	(749)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(346,364)
		10,952,800	38,707	(E)	(373)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,334
		8,430,600	60,422	(E)	(287)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.241% — Semiannually	60,135
		3,566,928,000	263,953	(E)	4,225,772	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,489,724
		9,865,000	730	(E)	(11,630)	9/18/21	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	(12,360)
		1,371,137,000	4,432,886	(E)	8,193,809	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,760,923
		5,195,000	49,119	(E)	(89,079)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	(39,960)
		23,109,900	218,504	(E)	400,525	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	182,021
		1,063,733,800	9,333,200	(E)	(13,246,926)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(3,913,727)
		47,720,000	43,712		(633)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,649
		47,720,000	45,048		(633)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,987
		10,621,100	61,719	(E)	(362)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	61,357
		6,638,100	29,440	(E)	(226)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.229% — Semiannually	29,214
	AUD	40,459,000	1,631,398		(379)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.1825% — Semiannually	1,651,238
	AUD	376,917,000	1,686,653		(990)	5/6/21	1.365% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(1,593,713)
	AUD	79,855,000	2,481,762		(738)	5/6/29	6 month AUD-BBR-BBSW — Semiannually	2.04% — Semiannually	2,515,184
	AUD	790,226,000	992,498	(E)	922,659	9/18/24	1.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(69,839)
	AUD	587,000	646	(E)	(639)	9/18/29	6 month AUD-BBR-BBSW — Semiannually	1.60% — Semiannually	7
	CAD	39,395,000	1,018,756		(390)	3/19/29	2.208% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(1,034,428)
	CAD	531,067,000	1,012,213	(E)	(436,866)	9/18/24	1.65% — Semiannually	3 month CAD-BA-CDOR — Semiannually	575,345
	CAD	134,771,000	446,235	(E)	(526,294)	9/18/29	1.80% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(80,060)
	CHF	189,302,000	1,504,216	(E)	(737)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(1,504,953)
	CHF	113,798,000	525,042	(E)	(292,906)	9/18/24	—	0.70% plus 6 month CHF-LIBOR-BBA — Semiannually	232,136
	CHF	197,573,000	2,218,395	(E)	1,909,184	9/18/29	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(309,211)
	CZK	1,301,918,000	1,867,739		(757)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(1,846,624)
	CZK	1,543,856,000	40,666		(254)	3/27/21	6 month CZK-PRIBOR — Semiannually	2.03% — Annually	34,780
	EUR	45,013,000	3,445,521	(E)	(383)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(3,445,904)
	EUR	40,895,000	3,458,564	(E)	(564)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(3,459,129)
	EUR	169,917,000	1,468,609	(E)	(744)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	1,467,866
	EUR	7,235,600	1,241,290	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,241,567)
	EUR	9,840,300	1,914,205	(E)	(381)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	1,913,824
	EUR	10,864,000	1,802,493	(E)	(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,802,907)
	EUR	11,002,000	1,630,377	(E)	(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,630,797)
	EUR	222,367,000	7,241,472	(E)	18,416	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(7,223,055)
	EUR	13,678,600	1,589,877	(E)	(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,590,405)
	EUR	3,000,000	18,544		18,622	6/19/21	—	0.101% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	78
	EUR	2,580,000	56,498		20,620	6/19/24	0.151% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(36,468)
	EUR	13,443,000	1,740,254	(E)	(509)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	1,739,745
	EUR	14,233,000	1,391,740	(E)	(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,392,282)
	EUR	10,466,600	534,761	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(535,162)
	EUR	9,550,400	484,085	(E)	(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(484,452)
	EUR	550,000	1,204	(E)	(1,148)	9/18/24	—	0.25% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	56
	EUR	507,501,000	166,776	(E)	1,107,794	9/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.20% — Annually	941,017
	EUR	8,829,000	155,029	(E)	(337)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(155,366)
	GBP	1,000,000	4,008		911	6/19/21	1.001% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(3,153)
	GBP	500,000	9,245		4,767	6/19/24	1.201% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(4,570)
	GBP	52,693,000	201,221	(E)	156,834	9/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(44,387)
	GBP	153,480,000	1,117,430	(E)	341,326	9/18/29	6 month GBP-LIBOR-BBA — Semiannually	1.00% — Semiannually	(776,105)
	INR	10,000,000	5,319		(1)	12/20/22	6.66% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(5,353)
	JPY	5,657,000,000	520,707		(426)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	547,347
	JPY	2,837,000,000	898,320		(350)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(932,680)
	JPY	732,682,200	415,987	(E)	(213)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(416,201)
	NOK	1,765,466,000	2,445,652	(E)	(1,175,142)	9/18/24	1.50% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	1,270,509
	NOK	623,974,000	1,011,984	(E)	488,488	9/18/29	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	(523,496)
	NOK	999,023,000	72,610		(947)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	71,663
	NOK	523,975,000	131,632		(815)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	(132,446)
	NZD	92,399,000	1,072,446	(E)	(703)	3/28/29	2.524% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(1,073,149)
	NZD	179,829,000	14,980	(E)	(1,099)	9/18/24	1.45% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(16,079)
	NZD	113,063,000	65,322	(E)	102,886	9/18/29	3 month NZD-BBR-FRA — Quarterly	1.80% — Semiannually	37,564
	SEK	222,537,000	1,429,620		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	1,603,332
	SEK	222,537,000	1,439,565		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	1,614,043
	SEK	222,537,000	1,498,949		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	1,677,000
	SEK	222,537,000	1,493,989		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	1,671,619
	SEK	955,201,000	135,573	(E)	(51,218)	9/18/24	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	84,356
	SEK	1,249,324,000	330,421	(E)	(334,462)	9/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.60% — Annually	(4,040)

	Total				$(2,428,195)				$31,067,170
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$995,522	$962,907	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(22,079)
Barclays Bank PLC
6,970,142	6,987,910	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	23,011
2,114,357	2,119,746	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	6,980
1,067,634	1,070,355	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	3,525
1,066,312	1,069,030	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	3,520
5,531,765	5,545,633	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	19,222
763,930	765,956	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,764
523,090	524,402	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,818
67,042,267	67,188,244	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	224,942
11,072,946	11,098,708	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	38,852
964,511	964,230	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	864
359,192	359,244	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	(559)
2,445,139	2,460,502	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(19,168)
41,502,145	41,865,512	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(433,242)
205,244	199,833	—	1/12/41	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,467)
611,664	592,625	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,222)
2,366,416	2,295,483	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	47,326
5,646,063	5,476,822	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	112,915
149,882	145,929	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,237)
1,259,069	1,225,861	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	18,788
689,475	673,287	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(8,522)
526,448	514,088	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(6,507)
415,079	405,333	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(5,131)
165,766	161,874	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,049)
373,466	372,294	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,101
6,393	6,373	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	53
864,437	869,985	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	15,520
124,032	124,828	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,227
63,116	63,521	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,133
Citibank, N.A.
1,057,437	1,059,739	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,548
354,502	355,274	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,189
Credit Suisse International
17,959,703	18,026,004	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	83,737
3,734,876	3,743,008	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	12,531
778,099	779,793	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,611
2,018,637	1,971,244	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(24,951)
3,665,856	3,697,952	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(38,268)
451,928	441,319	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(6,884)
430,514	415,927	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(11,140)
4,028,908	3,980,367	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(12,683)
1,087,652	1,045,588	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(31,609)
710,727	702,164	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,237)
6,381,684	6,160,536	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(158,134)
4,022,508	3,883,114	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(99,675)
2,633,260	2,554,328	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(52,662)
430,527	417,622	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,610)
359,795	347,327	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,916)
329,988	320,096	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,599)
2,841,082	2,755,921	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	56,818
206,479	200,692	—	1/12/42	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(3,673)
9,540	9,271	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(162)
1,288,296	1,254,317	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	19,224
1,580,177	1,538,499	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	23,579
1,224,301	1,195,558	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(15,133)
Deutsche Bank AG
600,874	602,406	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,984
3,665,856	3,697,952	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(38,268)
Goldman Sachs International
994,433	996,926	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(3,455)
1,180,982	1,183,729	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,144)
470,287	470,355	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	732
560,126	563,646	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(4,391)
794,269	801,223	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	8,291
114,589	115,592	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,196)
125,769	126,871	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,313)
335,517	338,455	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,502)
458,232	462,244	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,784)
692,572	698,636	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,230)
947,013	955,304	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,886)
1,372,557	1,384,575	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(14,328)
1,647,130	1,661,551	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(17,194)
1,843,528	1,859,669	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(19,245)
2,525,439	2,547,550	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(26,363)
1,682,528	1,643,032	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	25,630
4,739,634	4,682,530	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	14,920
4,010,347	3,871,374	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(99,374)
3,363,157	3,262,346	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(67,259)
2,729,117	2,634,544	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(67,626)
2,169,910	2,102,371	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(46,905)
1,665,311	1,613,478	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(35,997)
1,528,688	1,481,107	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,044)
1,528,688	1,481,107	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,044)
999,738	969,771	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19,994)
882,077	847,062	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(26,073)
385,298	373,749	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,706)
170,290	165,185	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,406)
16,552	16,056	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(331)
1,083,702	1,048,198	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(24,035)
144,320	139,592	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(3,201)
3,062,570	2,981,794	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	45,699
27,117	26,480	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(335)
784,672	782,211	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	6,516
547,785	546,067	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	4,549
356,148	355,031	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,957
274,900	274,037	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,283
87,514	87,239	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	727
381,596	384,045	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,851
294,035	295,922	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5,279
196,585	197,847	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,529
1,126	1,134	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	20
JPMorgan Chase Bank N.A.
2,240,368	2,173,213	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(44,805)
284,384	275,860	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,687)
3,062,570	2,981,794	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	45,699
JPMorgan Securities LLC
3,301,050	3,223,549	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	40,802
1,184,830	1,149,477	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(23,953)
7,504,262	7,270,689	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	162,212
422,994	409,137	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	9,383

Upfront premium received		—	Unrealized appreciation			1,117,861

Upfront premium (paid)		—	Unrealized (depreciation)			(1,695,593)

	Total	$—			Total	$(577,732)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	103,678,000	$12,960,485	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$12,960,485
EUR	64,796,000	7,961,884	(1,564)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	7,960,320
EUR	64,796,000	2,688,271	(834)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,689,105)
EUR	114,037,000	3,466,507	(1,328)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(3,467,836)
EUR	114,037,000	3,492,831	(1,335)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(3,494,166)
EUR	114,037,000	3,501,519	(1,343)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(3,502,862)
EUR	114,037,000	3,510,336	(1,341)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(3,511,678)
EUR	103,678,000	4,205,688	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(4,205,688)
GBP	51,907,000	1,151,346	(1,109)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,150,237
GBP	14,535,000	269,460	(339)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(269,799)
GBP	40,490,000	653,346	(937)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(654,283)
GBP	31,146,000	664,228	(728)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(664,956)
GBP	58,136,000	1,518,827	(1,369)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,520,196)
	$46,655,000	1,379,215	(504)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,378,712
	46,655,000	1,375,996	(504)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,375,492
	48,213,000	637,424	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	637,424
	48,213,000	12,198	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	12,198
	46,655,000	497,296	(285)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(497,580)
	46,655,000	523,516	(284)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(523,801)

Total			$(13,804)				$472,918

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$39,713	$581,000	$58,332	5/11/63	300 bp — Monthly	$(18,329)
	CMBX NA BBB-.6 Index	BBB-/P	79,608	1,321,000	132,628	5/11/63	300 bp — Monthly	(52,360)
	CMBX NA BBB-.6 Index	BBB-/P	163,473	2,648,000	265,859	5/11/63	300 bp — Monthly	(101,063)
	CMBX NA BBB-.6 Index	BBB-/P	155,838	2,734,000	274,494	5/11/63	300 bp — Monthly	(117,289)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	7,980	38,000	7,877	5/11/63	500 bp — Monthly	134
	CMBX NA BB.6 Index	BB/P	868,262	4,582,000	949,849	5/11/63	500 bp — Monthly	(77,768)
	CMBX NA BB.6 Index	BB/P	1,708,890	6,943,000	1,439,284	5/11/63	500 bp — Monthly	275,392
	CMBX NA BB.7 Index	BB/P	111,486	923,000	96,361	1/17/47	500 bp — Monthly	15,894
	CMBX NA BB.7 Index	BB/P	243,130	1,751,000	182,804	1/17/47	500 bp — Monthly	61,785
	CMBX NA BB.7 Index	BB/P	464,777	3,616,000	377,510	1/17/47	500 bp — Monthly	90,279
	CMBX NA BBB-.6 Index	BBB-/P	418	3,000	301	5/11/63	300 bp — Monthly	118
	CMBX NA BBB-.6 Index	BBB-/P	417	3,000	301	5/11/63	300 bp — Monthly	117
	CMBX NA BBB-.6 Index	BBB-/P	1,252	9,000	904	5/11/63	300 bp — Monthly	353
	CMBX NA BBB-.6 Index	BBB-/P	2,137	15,000	1,506	5/11/63	300 bp — Monthly	638
	CMBX NA BBB-.6 Index	BBB-/P	14,081	129,000	12,952	5/11/63	300 bp — Monthly	1,194
	CMBX NA BBB-.6 Index	BBB-/P	25,803	187,000	18,775	5/11/63	300 bp — Monthly	7,122
	CMBX NA BBB-.6 Index	BBB-/P	32,003	243,000	24,397	5/11/63	300 bp — Monthly	7,727
	CMBX NA BBB-.6 Index	BBB-/P	68,108	607,000	60,943	5/11/63	300 bp — Monthly	7,469
	CMBX NA BBB-.6 Index	BBB-/P	78,335	634,000	63,654	5/11/63	300 bp — Monthly	14,998
	CMBX NA BBB-.6 Index	BBB-/P	96,418	709,000	71,184	5/11/63	300 bp — Monthly	25,588
	CMBX NA BBB-.6 Index	BBB-/P	78,362	738,000	74,095	5/11/63	300 bp — Monthly	4,635
	CMBX NA BBB-.6 Index	BBB-/P	79,115	738,000	74,095	5/11/63	300 bp — Monthly	5,389
	CMBX NA BBB-.6 Index	BBB-/P	129,190	1,205,000	120,982	5/11/63	300 bp — Monthly	8,811
	CMBX NA BBB-.6 Index	BBB-/P	318,938	1,950,000	195,780	5/11/63	300 bp — Monthly	124,133
	CMBX NA BBB-.6 Index	BBB-/P	186,272	1,951,000	195,880	5/11/63	300 bp — Monthly	(8,633)
	CMBX NA BBB-.6 Index	BBB-/P	270,405	1,990,000	199,796	5/11/63	300 bp — Monthly	71,604
	CMBX NA BBB-.6 Index	BBB-/P	219,977	1,994,000	200,198	5/11/63	300 bp — Monthly	20,777
	CMBX NA BBB-.6 Index	BBB-/P	304,311	2,000,000	200,800	5/11/63	300 bp — Monthly	104,511
	CMBX NA BBB-.6 Index	BBB-/P	201,586	2,042,000	205,017	5/11/63	300 bp — Monthly	(2,410)
	CMBX NA BBB-.6 Index	BBB-/P	208,008	2,179,000	218,772	5/11/63	300 bp — Monthly	(9,674)
	CMBX NA BBB-.6 Index	BBB-/P	228,368	2,202,000	221,081	5/11/63	300 bp — Monthly	8,389
	CMBX NA BBB-.6 Index	BBB-/P	256,200	2,329,000	233,832	5/11/63	300 bp — Monthly	23,534
	CMBX NA BBB-.6 Index	BBB-/P	246,836	2,497,000	250,699	5/11/63	300 bp — Monthly	(2,615)
	CMBX NA BBB-.6 Index	BBB-/P	294,138	2,571,000	258,128	5/11/63	300 bp — Monthly	37,296
	CMBX NA BBB-.6 Index	BBB-/P	344,655	3,445,000	345,878	5/11/63	300 bp — Monthly	500
	CMBX NA BBB-.6 Index	BBB-/P	384,246	3,493,000	350,697	5/11/63	300 bp — Monthly	35,295
	CMBX NA BBB-.6 Index	BBB-/P	373,751	3,498,000	351,199	5/11/63	300 bp — Monthly	24,301
	CMBX NA BBB-.6 Index	BBB-/P	527,665	3,539,000	355,316	5/11/63	300 bp — Monthly	174,119
	CMBX NA BBB-.6 Index	BBB-/P	415,077	3,594,000	360,838	5/11/63	300 bp — Monthly	56,036
	CMBX NA BBB-.6 Index	BBB-/P	572,271	3,867,000	388,247	5/11/63	300 bp — Monthly	185,958
	CMBX NA BBB-.6 Index	BBB-/P	568,937	3,867,000	388,247	5/11/63	300 bp — Monthly	182,624
	CMBX NA BBB-.6 Index	BBB-/P	480,133	4,724,000	474,290	5/11/63	300 bp — Monthly	8,206
	CMBX NA BBB-.6 Index	BBB-/P	551,021	4,922,000	494,169	5/11/63	300 bp — Monthly	59,313
	CMBX NA BBB-.6 Index	BBB-/P	630,989	5,513,000	553,505	5/11/63	300 bp — Monthly	80,241
	CMBX NA BBB-.6 Index	BBB-/P	744,924	7,214,000	724,286	5/11/63	300 bp — Monthly	24,245
	CMBX NA BBB-.6 Index	BBB-/P	770,552	7,223,000	725,189	5/11/63	300 bp — Monthly	48,975
	CMBX NA BBB-.6 Index	BBB-/P	1,919,140	14,182,000	1,423,873	5/11/63	300 bp — Monthly	502,358
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	354,247	2,535,000	254,514	5/11/63	300 bp — Monthly	101,000
	CMBX NA BBB-.6 Index	BBB-/P	502,529	3,445,000	345,878	5/11/63	300 bp — Monthly	158,374
	CMBX NA BBB-.6 Index	BBB-/P	964,069	6,609,000	663,544	5/11/63	300 bp — Monthly	303,829
	CMBX NA BBB-.6 Index	BBB-/P	1,165,637	7,518,000	754,807	5/11/63	300 bp — Monthly	414,589
	CMBX NA BB.7 Index	BB/P	369,046	2,759,000	288,040	1/17/47	500 bp — Monthly	83,305
	CMBX NA BBB-.6 Index	BBB-/P	51,285	393,000	39,457	5/11/63	300 bp — Monthly	12,024
	CMBX NA BBB-.6 Index	BBB-/P	77,513	722,000	72,489	5/11/63	300 bp — Monthly	5,386
	CMBX NA BBB-.6 Index	BBB-/P	105,954	1,059,000	106,324	5/11/63	300 bp — Monthly	161
	CMBX NA BBB-.6 Index	BBB-/P	132,319	1,076,000	108,030	5/11/63	300 bp — Monthly	24,826
	CMBX NA BBB-.6 Index	BBB-/P	153,613	1,428,000	143,371	5/11/63	300 bp — Monthly	10,956
	CMBX NA BBB-.6 Index	BBB-/P	221,643	2,195,000	220,378	5/11/63	300 bp — Monthly	2,363
	CMBX NA BBB-.6 Index	BBB-/P	216,884	2,229,000	223,792	5/11/63	300 bp — Monthly	(5,793)
	CMBX NA BBB-.6 Index	BBB-/P	300,769	2,465,000	247,486	5/11/63	300 bp — Monthly	54,516
	CMBX NA BBB-.6 Index	BBB-/P	281,868	2,551,000	256,120	5/11/63	300 bp — Monthly	27,023
	CMBX NA BBB-.6 Index	BBB-/P	502,338	2,968,000	297,987	5/11/63	300 bp — Monthly	205,835
	CMBX NA BBB-.6 Index	BBB-/P	467,929	3,695,000	370,978	5/11/63	300 bp — Monthly	98,799
	CMBX NA BBB-.6 Index	BBB-/P	448,670	3,766,000	378,106	5/11/63	300 bp — Monthly	72,446
	CMBX NA BBB-.6 Index	BBB-/P	435,867	3,803,000	381,821	5/11/63	300 bp — Monthly	55,947
	CMBX NA BBB-.6 Index	BBB-/P	513,119	3,824,000	383,930	5/11/63	300 bp — Monthly	131,101
	CMBX NA BBB-.6 Index	BBB-/P	436,566	3,880,000	389,552	5/11/63	300 bp — Monthly	48,954
	CMBX NA BBB-.6 Index	BBB-/P	382,703	4,035,000	405,114	5/11/63	300 bp — Monthly	(20,394)
	CMBX NA BBB-.6 Index	BBB-/P	475,517	4,325,000	434,230	5/11/63	300 bp — Monthly	43,449
	CMBX NA BBB-.6 Index	BBB-/P	511,694	4,631,000	464,952	5/11/63	300 bp — Monthly	49,056
	CMBX NA BBB-.6 Index	BBB-/P	645,861	4,705,000	472,382	5/11/63	300 bp — Monthly	175,831
	CMBX NA BBB-.6 Index	BBB-/P	591,759	5,097,000	511,739	5/11/63	300 bp — Monthly	82,569
	CMBX NA BBB-.6 Index	BBB-/P	510,667	5,381,000	540,252	5/11/63	300 bp — Monthly	(26,896)
	CMBX NA BBB-.6 Index	BBB-/P	600,304	5,665,000	568,766	5/11/63	300 bp — Monthly	34,371
	CMBX NA BBB-.6 Index	BBB-/P	563,040	5,742,000	576,497	5/11/63	300 bp — Monthly	(10,586)
	CMBX NA BBB-.6 Index	BBB-/P	939,219	6,225,000	624,990	5/11/63	300 bp — Monthly	317,341
	CMBX NA BBB-.6 Index	BBB-/P	809,049	6,650,000	667,660	5/11/63	300 bp — Monthly	144,714
	CMBX NA BBB-.6 Index	BBB-/P	718,653	7,502,000	753,201	5/11/63	300 bp — Monthly	(30,797)
	CMBX NA BBB-.6 Index	BBB-/P	868,470	7,763,000	779,405	5/11/63	300 bp — Monthly	92,946
	CMBX NA BBB-.6 Index	BBB-/P	2,347,820	15,561,000	1,562,324	5/11/63	300 bp — Monthly	793,277
	CMBX NA BBB-.6 Index	BBB-/P	2,362,869	21,724,000	2,181,090	5/11/63	300 bp — Monthly	192,642
	CMBX NA BBB-.6 Index	BBB-/P	5,056,924	47,296,000	4,748,518	5/11/63	300 bp — Monthly	332,054
	CMBX NA BBB-.7 Index	BBB-/P	3,568,314	48,276,000	1,317,935	1/17/47	300 bp — Monthly	2,274,517
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	54,693	513,000	51,505	5/11/63	300 bp — Monthly	3,444
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	350,890	2,265,000	227,406	5/11/63	300 bp — Monthly	124,617
	CMBX NA BBB-.6 Index	BBB-/P	4,131	29,000	2,912	5/11/63	300 bp — Monthly	1,234
	CMBX NA BBB-.6 Index	BBB-/P	30,859	633,000	63,553	5/11/63	300 bp — Monthly	(32,378)
	CMBX NA BBB-.6 Index	BBB-/P	112,874	813,000	81,625	5/11/63	300 bp — Monthly	31,655
	CMBX NA BBB-.6 Index	BBB-/P	101,718	1,174,000	117,870	5/11/63	300 bp — Monthly	(15,565)
	CMBX NA BBB-.6 Index	BBB-/P	105,653	1,252,000	125,701	5/11/63	300 bp — Monthly	(19,422)
	CMBX NA BBB-.6 Index	BBB-/P	157,809	1,410,000	141,564	5/11/63	300 bp — Monthly	16,950
	CMBX NA BBB-.6 Index	BBB-/P	110,705	1,625,000	163,150	5/11/63	300 bp — Monthly	(51,632)
	CMBX NA BBB-.6 Index	BBB-/P	184,883	1,672,000	167,869	5/11/63	300 bp — Monthly	17,850
	CMBX NA BBB-.6 Index	BBB-/P	156,201	1,851,000	185,840	5/11/63	300 bp — Monthly	(28,714)
	CMBX NA BBB-.6 Index	BBB-/P	153,735	1,855,000	186,242	5/11/63	300 bp — Monthly	(31,579)
	CMBX NA BBB-.6 Index	BBB-/P	211,483	1,898,000	190,559	5/11/63	300 bp — Monthly	21,873
	CMBX NA BBB-.6 Index	BBB-/P	222,998	2,053,000	206,121	5/11/63	300 bp — Monthly	17,904
	CMBX NA BBB-.6 Index	BBB-/P	222,137	2,053,000	206,121	5/11/63	300 bp — Monthly	17,043
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	226,703	5/11/63	300 bp — Monthly	26,388
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	226,703	5/11/63	300 bp — Monthly	26,388
	CMBX NA BBB-.6 Index	BBB-/P	111,130	2,297,000	230,619	5/11/63	300 bp — Monthly	(118,340)
	CMBX NA BBB-.6 Index	BBB-/P	267,527	2,431,000	244,072	5/11/63	300 bp — Monthly	24,670
	CMBX NA BBB-.6 Index	BBB-/P	193,626	2,447,000	245,679	5/11/63	300 bp — Monthly	(50,829)
	CMBX NA BBB-.6 Index	BBB-/P	292,059	2,489,000	249,896	5/11/63	300 bp — Monthly	43,408
	CMBX NA BBB-.6 Index	BBB-/P	416,852	3,062,000	307,425	5/11/63	300 bp — Monthly	110,958
	CMBX NA BBB-.6 Index	BBB-/P	156,347	3,152,000	316,461	5/11/63	300 bp — Monthly	(158,538)
	CMBX NA BBB-.6 Index	BBB-/P	164,933	3,162,000	317,465	5/11/63	300 bp — Monthly	(150,951)
	CMBX NA BBB-.6 Index	BBB-/P	333,997	3,174,000	318,670	5/11/63	300 bp — Monthly	16,914
	CMBX NA BBB-.6 Index	BBB-/P	484,654	3,296,000	330,918	5/11/63	300 bp — Monthly	155,384
	CMBX NA BBB-.6 Index	BBB-/P	376,979	3,482,000	349,593	5/11/63	300 bp — Monthly	29,128
	CMBX NA BBB-.6 Index	BBB-/P	179,679	3,660,000	367,464	5/11/63	300 bp — Monthly	(185,955)
	CMBX NA BBB-.6 Index	BBB-/P	597,823	3,894,000	390,958	5/11/63	300 bp — Monthly	208,812
	CMBX NA BBB-.6 Index	BBB-/P	459,364	4,109,000	412,544	5/11/63	300 bp — Monthly	48,874
	CMBX NA BBB-.6 Index	BBB-/P	718,374	4,321,000	433,828	5/11/63	300 bp — Monthly	286,706
	CMBX NA BBB-.6 Index	BBB-/P	557,835	4,800,000	481,920	5/11/63	300 bp — Monthly	78,315
	CMBX NA BBB-.6 Index	BBB-/P	530,599	5,080,000	510,032	5/11/63	300 bp — Monthly	23,107
	CMBX NA BBB-.6 Index	BBB-/P	612,683	6,103,000	612,741	5/11/63	300 bp — Monthly	2,993
	CMBX NA BBB-.6 Index	BBB-/P	947,810	6,289,000	631,416	5/11/63	300 bp — Monthly	319,539
	CMBX NA BBB-.6 Index	BBB-/P	944,996	6,338,000	636,335	5/11/63	300 bp — Monthly	311,830
	CMBX NA BBB-.6 Index	BBB-/P	771,573	6,999,000	702,700	5/11/63	300 bp — Monthly	72,373
	CMBX NA BBB-.7 Index	BBB-/P	77,611	1,050,000	28,665	1/17/47	300 bp — Monthly	49,471
	CMBX NA BBB-.7 Index	BBB-/P	679,853	5,876,000	160,415	1/17/47	300 bp — Monthly	522,376
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	439,567	2,075,000	430,148	5/11/63	500 bp — Monthly	11,149
	CMBX NA BB.6 Index	BB/P	480,235	2,269,000	470,364	5/11/63	500 bp — Monthly	11,763
	CMBX NA BB.6 Index	BB/P	569,641	2,706,000	560,954	5/11/63	500 bp — Monthly	10,941
	CMBX NA BBB-.6 Index	BBB-/P	5,688	50,000	5,020	5/11/63	300 bp — Monthly	693
	CMBX NA BBB-.6 Index	BBB-/P	30,320	248,000	24,899	5/11/63	300 bp — Monthly	5,545
	CMBX NA BBB-.6 Index	BBB-/P	216,355	1,772,000	177,909	5/11/63	300 bp — Monthly	39,333
	CMBX NA BBB-.6 Index	BBB-/P	441,528	3,576,000	359,030	5/11/63	300 bp — Monthly	84,286
	CMBX NA BBB-.6 Index	BBB-/P	29,411,157	222,316,000	22,320,526	5/11/63	300 bp — Monthly	7,201,789
	Merrill Lynch International
	CMBX NA BB.6 Index	BB/P	1,226	6,000	1,244	5/11/63	500 bp — Monthly	(13)
	CMBX NA BB.6 Index	BB/P	89,730	397,000	82,298	5/11/63	500 bp — Monthly	7,762
	CMBX NA BBB-.6 Index	BBB-/P	7,843	69,000	6,928	5/11/63	300 bp — Monthly	950
	CMBX NA BBB-.6 Index	BBB-/P	244,959	1,851,000	185,840	5/11/63	300 bp — Monthly	60,044
	CMBX NA BBB-.6 Index	BBB-/P	258,050	2,284,000	229,314	5/11/63	300 bp — Monthly	29,878
	CMBX NA BBB-.6 Index	BBB-/P	373,454	3,158,000	317,063	5/11/63	300 bp — Monthly	57,970
	CMBX NA BBB-.6 Index	BBB-/P	445,853	3,795,000	381,018	5/11/63	300 bp — Monthly	66,733
	CMBX NA BBB-.6 Index	BBB-/P	3,313,914	29,579,000	2,969,732	5/11/63	300 bp — Monthly	358,972
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	501,916	3,445,000	345,878	5/11/63	300 bp — Monthly	157,760
	CMBX NA BBB-.6 Index	BBB-/P	510,350	3,448,000	346,179	5/11/63	300 bp — Monthly	165,896
	CMBX NA BBB-.6 Index	BBB-/P	509,599	3,448,000	346,179	5/11/63	300 bp — Monthly	165,144
	CMBX NA BBB-.6 Index	BBB-/P	579,452	4,112,000	412,845	5/11/63	300 bp — Monthly	168,663
	CMBX NA BBB-.6 Index	BBB-/P	1,007,512	6,890,000	691,756	5/11/63	300 bp — Monthly	319,200
	CMBX NA BBB-.6 Index	BBB-/P	1,021,806	6,897,000	692,459	5/11/63	300 bp — Monthly	332,796
	CMBX NA BBB-.6 Index	BBB-/P	1,020,850	6,897,000	692,459	5/11/63	300 bp — Monthly	331,839
	CMBX NA BBB-.6 Index	BBB-/P	1,104,527	7,985,000	801,694	5/11/63	300 bp — Monthly	306,825
	CMBX NA BBB-.6 Index	BBB-/P	1,505,842	10,335,000	1,037,634	5/11/63	300 bp — Monthly	473,375
	CMBX NA BBB-.6 Index	BBB-/P	1,523,263	10,344,000	1,038,538	5/11/63	300 bp — Monthly	489,897
	CMBX NA BBB-.6 Index	BBB-/P	2,035,791	13,791,000	1,384,616	5/11/63	300 bp — Monthly	658,070
	CMBX NA A.6 Index	A/P	3,005	296,000	385	5/11/63	200 bp — Monthly	3,489
	CMBX NA BB.6 Index	BB/P	548,361	2,233,000	462,901	5/11/63	500 bp — Monthly	87,322
	CMBX NA BB.6 Index	BB/P	1,100,225	4,465,000	925,595	5/11/63	500 bp — Monthly	178,351
	CMBX NA BBB-.6 Index	BBB-/P	1,720	12,000	1,205	5/11/63	300 bp — Monthly	521
	CMBX NA BBB-.6 Index	BBB-/P	2,483	16,000	1,606	5/11/63	300 bp — Monthly	885
	CMBX NA BBB-.6 Index	BBB-/P	5,709	39,000	3,916	5/11/63	300 bp — Monthly	1,813
	CMBX NA BBB-.6 Index	BBB-/P	7,302	48,000	4,819	5/11/63	300 bp — Monthly	2,506
	CMBX NA BBB-.6 Index	BBB-/P	7,344	62,000	6,225	5/11/63	300 bp — Monthly	1,151
	CMBX NA BBB-.6 Index	BBB-/P	8,480	70,000	7,028	5/11/63	300 bp — Monthly	1,487
	CMBX NA BBB-.6 Index	BBB-/P	15,277	114,000	11,446	5/11/63	300 bp — Monthly	3,888
	CMBX NA BBB-.6 Index	BBB-/P	21,348	142,000	14,257	5/11/63	300 bp — Monthly	7,162
	CMBX NA BBB-.6 Index	BBB-/P	24,911	178,000	17,871	5/11/63	300 bp — Monthly	7,129
	CMBX NA BBB-.6 Index	BBB-/P	22,071	178,000	17,871	5/11/63	300 bp — Monthly	4,288
	CMBX NA BBB-.6 Index	BBB-/P	25,678	187,000	18,775	5/11/63	300 bp — Monthly	6,997
	CMBX NA BBB-.6 Index	BBB-/P	29,021	207,000	20,783	5/11/63	300 bp — Monthly	8,342
	CMBX NA BBB-.6 Index	BBB-/P	28,786	267,000	26,807	5/11/63	300 bp — Monthly	2,112
	CMBX NA BBB-.6 Index	BBB-/P	52,152	375,000	37,650	5/11/63	300 bp — Monthly	14,690
	CMBX NA BBB-.6 Index	BBB-/P	42,424	397,000	39,859	5/11/63	300 bp — Monthly	2,764
	CMBX NA BBB-.6 Index	BBB-/P	52,320	492,000	49,397	5/11/63	300 bp — Monthly	3,169
	CMBX NA BBB-.6 Index	BBB-/P	71,095	531,000	53,312	5/11/63	300 bp — Monthly	18,048
	CMBX NA BBB-.6 Index	BBB-/P	65,920	544,000	54,618	5/11/63	300 bp — Monthly	11,574
	CMBX NA BBB-.6 Index	BBB-/P	70,040	578,000	58,031	5/11/63	300 bp — Monthly	12,297
	CMBX NA BBB-.6 Index	BBB-/P	73,771	697,000	69,979	5/11/63	300 bp — Monthly	4,141
	CMBX NA BBB-.6 Index	BBB-/P	106,576	796,000	79,918	5/11/63	300 bp — Monthly	27,055
	CMBX NA BBB-.6 Index	BBB-/P	90,845	863,000	86,645	5/11/63	300 bp — Monthly	4,631
	CMBX NA BBB-.6 Index	BBB-/P	140,883	1,150,000	115,460	5/11/63	300 bp — Monthly	25,998
	CMBX NA BBB-.6 Index	BBB-/P	147,979	1,257,000	126,203	5/11/63	300 bp — Monthly	22,405
	CMBX NA BBB-.6 Index	BBB-/P	212,787	1,638,000	164,455	5/11/63	300 bp — Monthly	49,150
	CMBX NA BBB-.6 Index	BBB-/P	230,812	2,026,000	203,410	5/11/63	300 bp — Monthly	28,414
	CMBX NA BBB-.6 Index	BBB-/P	213,533	2,235,000	224,394	5/11/63	300 bp — Monthly	(9,743)
	CMBX NA BBB-.6 Index	BBB-/P	293,686	2,384,000	239,354	5/11/63	300 bp — Monthly	55,525
	CMBX NA BBB-.6 Index	BBB-/P	331,630	2,802,000	281,321	5/11/63	300 bp — Monthly	51,709
	CMBX NA BBB-.6 Index	BBB-/P	366,534	2,866,000	287,746	5/11/63	300 bp — Monthly	80,221
	CMBX NA BBB-.6 Index	BBB-/P	340,681	2,903,000	291,461	5/11/63	300 bp — Monthly	50,672
	CMBX NA BBB-.6 Index	BBB-/P	635,795	3,751,000	376,600	5/11/63	300 bp — Monthly	261,070
	CMBX NA BBB-.6 Index	BBB-/P	441,882	4,167,000	418,367	5/11/63	300 bp — Monthly	25,598
	CMBX NA BBB-.6 Index	BBB-/P	489,045	4,265,000	428,206	5/11/63	300 bp — Monthly	62,971
	CMBX NA BBB-.6 Index	BBB-/P	420,027	4,302,000	431,921	5/11/63	300 bp — Monthly	(9,742)
	CMBX NA BBB-.6 Index	BBB-/P	666,750	5,020,000	504,008	5/11/63	300 bp — Monthly	165,251
	CMBX NA BBB-.6 Index	BBB-/P	592,283	5,234,000	525,494	5/11/63	300 bp — Monthly	69,406
	CMBX NA BBB-.6 Index	BBB-/P	798,721	6,238,000	626,295	5/11/63	300 bp — Monthly	175,545
	CMBX NA BBB-.6 Index	BBB-/P	1,061,368	7,147,000	717,559	5/11/63	300 bp — Monthly	347,382
	CMBX NA BBB-.6 Index	BBB-/P	811,780	8,679,000	871,372	5/11/63	300 bp — Monthly	(55,253)
	CMBX NA BBB-.6 Index	BBB-/P	1,100,883	9,085,000	912,134	5/11/63	300 bp — Monthly	193,291
	CMBX NA BBB-.6 Index	BBB-/P	2,318,666	15,564,000	1,562,626	5/11/63	300 bp — Monthly	763,828

Upfront premium received			118,425,938		Unrealized appreciation			25,615,984

Upfront premium (paid)			—		Unrealized (depreciation)			(1,403,261)

	Total		$118,425,938				Total	$24,212,723
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(2,774)	$296,000	$385	5/11/63	(200 bp) — Monthly	$(3,257)
	CMBX NA BB.10 Index	(349,998)	3,192,000	276,108	11/17/59	(500 bp) — Monthly	(76,550)
	CMBX NA BB.10 Index	(166,877)	1,599,000	138,314	11/17/59	(500 bp) — Monthly	(29,896)
	CMBX NA BB.11 Index	(619,427)	4,781,000	471,885	11/18/54	(500 bp) — Monthly	(151,526)
	CMBX NA BB.8 Index	(176)	1,000	143	10/17/57	(500 bp) — Monthly	(33)
	CMBX NA BB.9 Index	(672,214)	4,781,000	496,746	9/17/58	(500 bp) — Monthly	(179,452)
	CMBX NA BB.9 Index	(675,694)	4,233,000	439,809	9/17/58	(500 bp) — Monthly	(239,413)
	CMBX NA BB.9 Index	(556,756)	3,616,000	375,702	9/17/58	(500 bp) — Monthly	(184,066)
	CMBX NA BB.9 Index	(548,086)	3,542,000	368,014	9/17/58	(500 bp) — Monthly	(183,024)
	CMBX NA BB.9 Index	(545,625)	3,542,000	368,014	9/17/58	(500 bp) — Monthly	(180,563)
	CMBX NA BB.9 Index	(414,936)	3,192,000	331,649	9/17/58	(500 bp) — Monthly	(85,947)
	CMBX NA BB.9 Index	(428,946)	3,191,000	331,545	9/17/58	(500 bp) — Monthly	(100,060)
	CMBX NA BB.9 Index	(275,532)	1,760,000	182,864	9/17/58	(500 bp) — Monthly	(94,134)
	CMBX NA BBB-.7 Index	(1,743)	42,000	1,147	1/17/47	(300 bp) — Monthly	(618)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	303,096	11/17/59	(500 bp) — Monthly	(167,341)
	CMBX NA BB.10 Index	(415,378)	3,493,000	302,145	11/17/59	(500 bp) — Monthly	(116,145)
	CMBX NA BB.10 Index	(227,964)	1,834,000	158,641	11/17/59	(500 bp) — Monthly	(70,852)
	CMBX NA BB.7 Index	(154,354)	8,745,000	1,812,839	5/11/63	(500 bp) — Monthly	1,651,197
	CMBX NA BB.8 Index	(350)	2,000	286	10/17/57	(500 bp) — Monthly	(66)
	CMBX NA BB.9 Index	(827,817)	5,186,000	538,825	9/17/58	(500 bp) — Monthly	(293,313)
	CMBX NA BB.9 Index	(591,478)	3,841,000	399,080	9/17/58	(500 bp) — Monthly	(195,599)
	CMBX NA BB.9 Index	(483,842)	3,102,000	322,298	9/17/58	(500 bp) — Monthly	(164,129)
	CMBX NA BB.9 Index	(483,842)	3,102,000	322,298	9/17/58	(500 bp) — Monthly	(164,129)
	CMBX NA BB.9 Index	(417,767)	2,918,000	303,180	9/17/58	(500 bp) — Monthly	(117,018)
	CMBX NA BB.9 Index	(352,544)	2,254,000	234,191	9/17/58	(500 bp) — Monthly	(120,232)
	CMBX NA BB.9 Index	(281,507)	1,834,000	190,553	9/17/58	(500 bp) — Monthly	(92,482)
	CMBX NA BB.9 Index	(265,182)	1,750,000	181,825	9/17/58	(500 bp) — Monthly	(84,816)
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	28,911	1/17/47	(300 bp) — Monthly	(54,660)
	Goldman Sachs International
	CMBX NA BB.6 Index	(798,752)	7,808,000	1,618,598	5/11/63	(500 bp) — Monthly	813,340
	CMBX NA BB.7 Index	(605)	4,000	418	1/17/47	(500 bp) — Monthly	(191)
	CMBX NA BB.7 Index	(406,660)	2,482,000	259,121	1/17/47	(500 bp) — Monthly	(149,607)
	CMBX NA BB.7 Index	(349,448)	1,721,000	179,672	1/17/47	(500 bp) — Monthly	(171,210)
	CMBX NA BB.7 Index	(224,362)	1,229,000	128,308	1/17/47	(500 bp) — Monthly	(97,079)
	CMBX NA BB.9 Index	(356,757)	2,241,000	232,840	9/17/58	(500 bp) — Monthly	(125,784)
	CMBX NA BB.9 Index	(164,938)	1,044,000	108,472	9/17/58	(500 bp) — Monthly	(57,336)
	CMBX NA BB.9 Index	(166,438)	1,042,000	108,264	9/17/58	(500 bp) — Monthly	(59,042)
	CMBX NA BB.9 Index	(2,155)	20,000	2,078	9/17/58	(500 bp) — Monthly	(94)
	CMBX NA BB.9 Index	(2,380)	20,000	2,078	9/17/58	(500 bp) — Monthly	(319)
	CMBX NA BB.9 Index	(2,407)	20,000	2,078	9/17/58	(500 bp) — Monthly	(346)
	CMBX NA BBB-.7 Index	(410,020)	5,000,000	136,500	1/17/47	(300 bp) — Monthly	(276,020)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(5,729)	53,000	5,231	11/18/54	(500 bp) — Monthly	(542)
	CMBX NA BB.11 Index	(3,087)	31,000	3,060	11/18/54	(500 bp) — Monthly	(44)
	CMBX NA BB.11 Index	(2,670)	26,000	2,566	11/18/54	(500 bp) — Monthly	(126)
	CMBX NA BB.6 Index	(135,007)	563,000	116,710	5/11/63	(500 bp) — Monthly	(18,767)
	CMBX NA BB.6 Index	(130,691)	545,000	112,979	5/11/63	(500 bp) — Monthly	(18,167)
	CMBX NA BB.6 Index	(128,533)	536,000	111,113	5/11/63	(500 bp) — Monthly	(17,867)
	CMBX NA BB.7 Index	(4,054,386)	32,038,000	3,344,767	1/17/47	(500 bp) — Monthly	(736,317)
	CMBX NA BB.9 Index	(503,334)	3,189,000	331,337	9/17/58	(500 bp) — Monthly	(174,654)
	CMBX NA BB.9 Index	(358,651)	2,534,000	263,283	9/17/58	(500 bp) — Monthly	(97,480)
	CMBX NA BB.9 Index	(248,369)	1,592,000	165,409	9/17/58	(500 bp) — Monthly	(84,287)
	CMBX NA BB.9 Index	(220,460)	1,561,000	162,188	9/17/58	(500 bp) — Monthly	(59,572)
	CMBX NA BB.9 Index	(45,843)	299,000	31,066	9/17/58	(500 bp) — Monthly	(15,027)
	CMBX NA BBB-.7 Index	(723,701)	19,073,000	520,693	1/17/47	(300 bp) — Monthly	(212,544)
	CMBX NA BBB-.7 Index	(77,814)	1,645,000	44,909	1/17/47	(300 bp) — Monthly	(33,728)
	CMBX NA BBB-.7 Index	(47,118)	1,298,000	35,435	1/17/47	(300 bp) — Monthly	(12,332)
	Merrill Lynch International
	CMBX NA BB.10 Index	(168,518)	1,599,000	138,314	11/17/59	(500 bp) — Monthly	(31,538)
	CMBX NA BB.10 Index	(189,836)	1,597,000	138,141	11/17/59	(500 bp) — Monthly	(53,026)
	CMBX NA BB.7 Index	(402,823)	2,322,000	242,417	1/17/47	(500 bp) — Monthly	(162,340)
	CMBX NA BB.9 Index	(1,678,572)	10,732,000	1,115,055	9/17/58	(500 bp) — Monthly	(572,461)
	CMBX NA BB.9 Index	(408,677)	2,671,000	277,517	9/17/58	(500 bp) — Monthly	(133,387)
	CMBX NA BB.9 Index	(383,646)	2,620,000	272,218	9/17/58	(500 bp) — Monthly	(113,611)
	CMBX NA BB.9 Index	(365,246)	2,479,000	257,568	9/17/58	(500 bp) — Monthly	(109,745)
	CMBX NA BB.9 Index	(385,583)	2,457,000	255,282	9/17/58	(500 bp) — Monthly	(132,348)
	CMBX NA BB.9 Index	(209,063)	1,597,000	165,928	9/17/58	(500 bp) — Monthly	(44,465)
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	29,675	1/17/47	(300 bp) — Monthly	(59,945)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,132)	70,000	1,911	1/17/47	(300 bp) — Monthly	(5,256)
	CMBX NA BB.10 Index	(167,698)	1,599,000	138,314	11/17/59	(500 bp) — Monthly	(30,717)
	CMBX NA BB.11 Index	(3,535)	36,000	3,553	11/18/54	(500 bp) — Monthly	(12)
	CMBX NA BB.7 Index	(884,864)	4,400,000	459,360	1/17/47	(500 bp) — Monthly	(429,171)
	CMBX NA BB.7 Index	(808,291)	4,005,000	418,122	1/17/47	(500 bp) — Monthly	(393,507)
	CMBX NA BB.7 Index	(757,432)	3,928,000	410,083	1/17/47	(500 bp) — Monthly	(350,622)
	CMBX NA BB.7 Index	(372,184)	1,989,000	207,652	1/17/47	(500 bp) — Monthly	(166,190)
	CMBX NA BB.9 Index	(318,081)	2,115,000	219,749	9/17/58	(500 bp) — Monthly	(100,095)
	CMBX NA BB.9 Index	(255,968)	1,923,000	199,800	9/17/58	(500 bp) — Monthly	(57,771)
	CMBX NA BB.9 Index	(258,098)	1,900,000	197,410	9/17/58	(500 bp) — Monthly	(62,270)
	CMBX NA BB.9 Index	(268,247)	1,862,000	193,462	9/17/58	(500 bp) — Monthly	(76,337)
	CMBX NA BB.9 Index	(250,750)	1,834,000	190,553	9/17/58	(500 bp) — Monthly	(61,726)
	CMBX NA BB.9 Index	(273,099)	1,810,000	188,059	9/17/58	(500 bp) — Monthly	(86,549)
	CMBX NA BB.9 Index	(273,908)	1,760,000	182,864	9/17/58	(500 bp) — Monthly	(92,511)
	CMBX NA BB.9 Index	(134,108)	886,000	92,055	9/17/58	(500 bp) — Monthly	(42,791)
	CMBX NA BB.9 Index	(134,108)	886,000	92,055	9/17/58	(500 bp) — Monthly	(42,791)
	CMBX NA BB.9 Index	(4,850)	40,000	4,156	9/17/58	(500 bp) — Monthly	(727)
	CMBX NA BB.9 Index	(2,425)	20,000	2,078	9/17/58	(500 bp) — Monthly	(364)
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	80,535	1/17/47	(300 bp) — Monthly	(108,237)

	Upfront premium received	—			Unrealized appreciation		2,464,537

	Upfront premium (paid)	(29,524,798)			Unrealized (depreciation)		(9,088,313)

	Total	$(29,524,798)				Total	$(6,623,776)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$8,881,429	$148,820,000	$11,299,903	6/20/24	(500 bp) — Quarterly	$(2,645,838)

	Total	$8,881,429					$(2,645,838)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,215,735,058.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $403,366, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/19
Short-term investments
	Putnam Short Term Investment Fund**	$215,274,737	$564,349,549	$541,966,411	$4,007,876	$237,657,875

	Total Short-term investments	$215,274,737	$564,349,549	$541,966,411	$4,007,876	$237,657,875
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,505,234.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $82,596,610.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $383,961.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $51,316,869.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $1,552,774,379 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.6%
	Greece	2.4
	Argentina	1.5
	Brazil	1.3
	Canada	1.0
	France	0.9
	Indonesia	0.8
	Mexico	0.8
	Bermuda	0.5
	United Kingdom	0.5
	Ivory Coast	0.5
	Other	2.2

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $185,310,746 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $78,443,799 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $82,596,610 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$—	$71,704

Total common stocks	—	—	71,704
Asset-backed securities	—	40,776,881	—
Convertible bonds and notes	—	171,338,390	—
Corporate bonds and notes	—	882,718,435	373
Foreign government and agency bonds and notes	—	451,335,130	—
Mortgage-backed securities	—	1,516,157,763	—
Purchased options outstanding	—	2,458,976	—
Purchased swap options outstanding	—	173,476,123	—
Senior loans	—	77,345,834	—
U.S. government and agency mortgage obligations	—	2,106,768,347	—
U.S. treasury obligations	—	11,606,772	—
Warrants	2,379	—	—
Short-term investments	257,483,875	808,160,876	—

Totals by level	$257,486,254	$6,242,143,527	$72,077
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(15,059,143)	$—
Futures contracts	166,642	—	—
Written options outstanding	—	(1,773,111)	—
Written swap options outstanding	—	(135,363,302)	—
Forward premium swap option contracts	—	(416,056)	—
TBA sale commitments	—	(1,094,795,472)	—
Interest rate swap contracts	—	35,250,514	—
Total return swap contracts	—	(91,010)	—
Credit default contracts	—	(82,839,460)	—

Totals by level	$166,642	$(1,295,087,040)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$22,901,989	$105,741,449
Foreign exchange contracts	9,269,148	23,685,231
Equity contracts	2,379	—
Interest rate contracts	344,539,359	271,473,643

Total	$376,712,875	$400,900,323
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,585,800,000
Purchased currency option contracts (contract amount)	$350,900,000
Purchased swap option contracts (contract amount)	$12,251,700,000
Written TBA commitment option contracts (contract amount)	$2,065,800,000
Written currency option contracts (contract amount)	$425,100,000
Written swap option contracts (contract amount)	$11,832,600,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$4,011,500,000
OTC interest rate swap contracts (notional)	$65,400,000
Centrally cleared interest rate swap contracts (notional)	$17,443,600,000
OTC total return swap contracts (notional)	$302,600,000
Centrally cleared total return swap contracts (notional)	$1,651,600,000
OTC credit default contracts (notional)	$1,209,700,000
Centrally cleared credit default contracts (notional)	$99,100,000
Warrants (number of warrants)	50

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com